RYDEX VARIABLE TRUST

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                   May 1, 2009


         Dear Shareholder:

         We wish to provide you with some important information concerning your investment. As a shareholder of the Hedged Equity Fund (the "Acquired Fund"), we wish to inform you that the Board of Trustees of the Rydex Variable Trust (the "Trust"), after careful consideration, has approved the reorganization of the Hedged Equity Fund into the Multi-Hedge Strategies Fund, formerly the Absolute Return Strategies Fund (the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds"). The Acquired Fund and the Surviving Fund pursue similar investment objectives and possess similar policies and are managed by the same portfolio managers.

         We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine a smaller fund into a larger fund. As of April 1, 2009, the Acquired Fund had approximately $6.8 million in assets and the Surviving Fund had approximately $22.5 million in assets. The management fee for both Funds is 1.15%, neither Fund has a distribution or shareholder servicing fee, and the fundamental and non-fundamental policies are identical for both Funds. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base. Further, the reorganization is intended to be tax-free, for federal income tax purposes, for the Acquired Fund, Surviving Fund, and the Acquired Fund's shareholders. The Reorganization will be accomplished in such a manner as to not dilute your investment.

         Shareholder approval is NOT required to effect the reorganization. Neither Delaware law nor the Trust's Declaration of Trust requires shareholder approval of the Agreement and Plan of Reorganization. At the close of business on May 29, 2009, the Acquired Fund will transfer its assets and liabilities to the Surviving Fund. On that date, you will receive shares of the Surviving Fund equal in aggregate net asset value to your shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund. Please note that if you do not wish to participate in the reorganization, you may transfer your shares to other funds within the same variable contract. Effective on or about May 22, 2009, the Acquired Fund will be closed to new shareholders and additional purchases and exchanges into the Fund by existing shareholders.

         THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800) 820-0888 or your insurance company. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Trust.

                                                     Sincerely,


                                                     /s/ Carl G. Verboncoeur
                                                     --------------------------
                                                     Carl G. Verboncoeur
                                                     President

                              RYDEX VARIABLE TRUST

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                        PROSPECTUS/INFORMATION STATEMENT
                                   May 1, 2009

         This Prospectus/Information Statement is being furnished to shareholders of the Hedged Equity Fund (the "Acquired Fund"), a series of Rydex Variable Trust (the "Trust"), in connection with an Agreement and Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of the Trust (the "Board"). Under the Plan, shareholders of the Acquired Fund will receive shares of the Multi-Hedge Strategies Fund (the "Surviving Fund" and, together with the Acquired Fund, the "Funds"), a series of the Trust, equal in aggregate value to the aggregate net asset value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be effective on or about May 29, 2009.

         The Funds are used solely as investment vehicles for variable annuity and variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Funds directly. As a contract owner of a variable annuity or variable life insurance contract, however, you may allocate contract values to a separate account of the life insurance company that invests in the Funds.

         The Board believes that the Reorganization is in the best interest of each Fund and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization. Neither Delaware law nor the Trust's Declaration of Trust requires shareholder approval of the Agreement and Plan of Reorganization.

         The Acquired Fund and the Surviving Fund are each a series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 66 separate series, including the Acquired Fund and the Surviving Fund. PADCO Advisors II, Inc. which operates under the name Rydex Investments (the "Advisor"), serves as the investment adviser to the Acquired Fund and the Surviving Fund. The investment objective of the Surviving Fund is to seek capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Surviving Fund uses multiple investment strategies including the "Long/Short Equity" strategy, which accounts for the largest allocation. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe.

         This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. The prospectus for the Acquired Fund and the Surviving Fund, dated May 1, 2009, are mailed with this Prospectus/Information Statement and is incorporated herein by reference.

         A Statement of Additional Information dated May 1, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this

Prospectus/Information Statement. Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information dated May 1, 2009.

         For a free copy of any of the documents described above, you may call
(800) 820-0888, or you may write to Rydex Variable Trust at the address listed on the cover of this Prospectus/Information Statement. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

         This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about May 1, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

         AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS.........................................................................................................1
         The Reorganization......................................................................................1

         Comparison of the Investment Objectives and Policies of the Funds.......................................1

         Fees and Expenses.......................................................................................2

         Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions.......................4

PRINCIPAL RISK FACTORS...........................................................................................4

INFORMATION ABOUT THE REORGANIZATION............................................................................15

         Material Features of the Plan..........................................................................15

         Dividends..............................................................................................15

         Reasons For the Reorganization.........................................................................16

         Federal Income Tax Consequences........................................................................17

         Shareholder Rights, Description of the Securities to be Issued.........................................18

         Capitalization.........................................................................................19

ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND...........................................20

          Comparison of the Surviving Fund and Acquired Fund....................................................20

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................26

ADDITIONAL INFORMATION..........................................................................................28

FINANCIAL HIGHLIGHTS............................................................................................29

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION............................................................................30


                                    SYNOPSIS

         THE REORGANIZATION.

         The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund's valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund's valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder's shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the "1940 Act") will be terminated.

         The Reorganization is intended to be tax-free for U.S. federal income tax purposes. This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the "Plan"). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

         The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization. Shareholders of the Acquired Fund and the Surviving Fund will not bear any expenses with this Reorganization.

         COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRED FUND AND SURVIVING FUND.

         The Acquired Fund and Surviving Fund have similar investment objectives. The Surviving Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. Both Funds seek to achieve these returns with low correlation to and less volatility than equity indices.

         The Acquired Fund and the Surviving Fund pursue similar investment strategies, which correspond to investment styles and strategies used by hedge funds. The primary difference between the two Funds' investment strategies is that the Acquired Fund employs predominately long/short investment styles while the Surviving Fund may utilize multiple strategies, including long/short styles that may be replicated through proprietary quantitative analysis. Historically, over 50% of the Surviving Fund's assets have been allocated to the long/short strategy. A more complete description of the Funds' investment strategies and policies is set forth below.

         The Surviving Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to:
Long/Short Equity; Equity Market Neutral; Fixed Income Arbitrage; Merger Arbitrage; and Global Macro. The Surviving Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds, and corporate debt. The Surviving Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Surviving Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

         The Acquired Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative analysis. These long/short investment styles include, but are not limited to: Long/Short Value; Long/Short Growth; Long/Short Momentum; and Covered Call Writing. Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in long and short positions in small, mid, and large-capitalization U.S. and foreign common stocks or derivatives thereof, which primarily consist of futures, options and swap agreements, American Depositary Receipts, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest in a greater percentage of assets in a particular issuer in comparison to a diversified fund.

         For further information about the Funds' investment objectives and policies, see "Comparison of the Funds--Investment Objectives and Strategies."

         FEES AND EXPENSES.

         The following table sets forth: (i) the fees and expenses of the Hedged Equity Fund for the year ended December 31, 2008; (ii) the fees and expenses of the Multi-Hedge Strategies Fund for the year ended December 31, 2008; and (iii) the estimated fees and expenses of the Multi-Hedge Strategies Fund on a pro forma basis after giving effect to the Reorganization, for the year ended December 31, 2008. The fee table does not show any of the fees or expenses associated with your variable contract. If it did, expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                                   PRO FORMA COMBINED
                                                                              MULTI-HEDGE        MULTI-HEDGE STRATEGIES
                                                    HEDGED EQUITY FUND      STRATEGIES FUND               FUND
                                                     (ACQUIRED FUND)       (SURVIVING FUND)         (SURVIVING FUND)
SHAREHOLDER FEES                                           N/A                    N/A                      N/A
(paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees.......................................     1.15%                  1.15%                    1.15%

Distribution (12b-1) and Shareholder Service Fees.....      None                   None                     None

Other Expenses .......................................     0.01%.                 0.00%                    0.00%




                                                                               2




Short Dividend Expenses ..............................     0.80%(1)               0.66%(1)                0.69%(1)

Total Other Expenses..................................     0.81%(2)               0.66%(2)                0.69%(1)

Underlying Fund Fees and Expenses                          0.19%(3)               0.16%(3)                0.17%(3)
Total Annual Fund Operating Expenses..................     2.15%                  1.97%                   2.01%



1 Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. When the Fund sells short an equity that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend on a security sold short generally has the effect of reducing the market value of the shorted security and thus increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction, including for tax purposes. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

2 The Advisor has contractually agreed to pay all expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

3 As a shareholder in certain funds (the "Underlying Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Underlying Funds. "Underlying Funds Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Underlying Funds and the (ii) net expenses (excluding interest, taxes, and extraordinary expenses) of the Underlying Funds during their most recently completed fiscal year. "Underlying Funds Fees and Expenses" will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

         The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund's operating expenses remain the same and you reinvest all dividends and distributions. The expense example does not reflect any of the fees or expenses associated with your variable contract. If it did, expenses would be higher.


                                                                        1            3           5           10
                                                                       YEAR        YEARS       YEARS       YEARS

HEDGED EQUITY FUND .............................................       $218        $673        $1,154      $2,483
MULTI-HEDGE STRATEGIES FUND.....................................       $200        $618        $1,062      $2,296
PRO FORMA COMBINED MULTI-HEDGE STRATEGIES FUND..................       $204        $631        $1,083      $2,338


         The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of Surviving Fund's assets, many of which are beyond the control of the Surviving Fund and the Advisor.

PURCHASE AND REDEMPTION PROCEDURES; EXCHANGE PROCEDURES; DIVIDENDS, DISTRIBUTIONS AND PRICING.

         Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds' procedures for valuing their assets are the same.


                             PRINCIPAL RISK FACTORS

         The principal risks of investments in the Acquired Fund and Surviving Fund are similar. All risks are the same, but the Surviving Fund also has Credit Default Swap Risk, Currency Risk and High Yield Risk.

              RISKS APPLICABLE TO ACQUIRED FUND AND SURVIVING FUND

Counterparty            The Funds may invest in financial instruments involving
Credit Risk             counterparties for the purpose of attempting to gain
(both Funds)            exposure to a particular group of securities, index or
                        asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of your investment in the Funds to decrease. In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Credit Default          The Surviving Fund may enter into credit default swap
Swap Risk               agreements. A credit default swap agreement is an
(Surviving Fund only)   agreement between two parties: a buyer of credit
                        protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap.
                        The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement.
                        However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Currency Risk           The Surviving Fund's indirect and direct exposure to
(Surviving Fund only)   foreign currencies subjects the Fund to the risk that
                        those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
                        In addition, the Fund may incur transaction costs in connection with conversions between various currencies.
                        The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
                        However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S.
                        Dollar.

Depositary Receipt      The Funds may hold the securities of non-U.S. companies
Risk                    in the form of American Depositary Receipts or ADRs.
(both Funds)            ADRs are negotiable certificates issued by a U.S.
                        financial institution that represent a specified number of shares in a foreign stock and trade on a U.S.
                        national securities exchange, such as the NYSE. The
                        Funds will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Funds' portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds' portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S.
                        markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.
                        Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S.
                        markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk        The Funds may invest a percentage of their assets in
(both Funds)            derivatives, such as futures and options contracts, to
                        pursue their investment objectives. The use of such derivatives may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The
                        Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired.
                        They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes.
                        The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.
                        Futures and options contracts are described in more detail below:

                                    FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                    OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Funds.

                                    The risks associated with the use of futures and options contracts include:

                                    o The Funds experiencing losses that
                                      exceed losses experienced by funds that
                                      do not use futures contracts and options.

                                    o There may be an imperfect correlation
                                      between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

                                    o Although the Funds will only purchase
                                      exchange-traded futures, due to market
                                      conditions there may not always be a
                                      liquid secondary market for a futures
                                      contract. As a result, the Funds may be
                                      unable to close out its futures contracts at a time which is advantageous.

                                    o Trading restrictions or limitations may be
                                      imposed by an exchange, and government
                                      regulations may restrict trading in
                                      futures contracts and options.

                                    o Because option premiums paid or received
                                      by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk      The normal close of trading of securities listed on
(both Funds)            NASDAQ and the NYSE is 4:00 p.m., Eastern Time.
                        Unanticipated early closings of securities exchanges and other financial markets may result in the Funds' inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Funds need to execute a high volume of trades late in a trading day, the Funds might incur substantial trading losses.

Fixed Income Risk       The Funds may invest in fixed income securities or
(both funds)            related instruments. The market value of fixed income
                        investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.
                        Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

High Yield Risk         The Surviving Fund may invest in high yield securities
(Surviving Fund only)   and unrated securities of similar credit quality
                        (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund or an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

Investment in           The Funds may purchase shares of investment companies,
Investment Companies    such as exchange-traded funds, unit investment trusts,
Risk                    and closed-end investment companies to gain exposure to
(both Funds)            a particular portion of the market while awaiting an
                        opportunity to purchase securities directly. The Funds may regularly invest in other investment companies, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Funds invest in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Funds would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The
                        Funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company

                                        Act of 1940.

Large-Capitalization    The Funds are subject to the risk that
Securities Risk         large-capitalization stocks may underperform other
(both funds)            segments of the equity market or the equity market as a
                        whole.

Leveraging Risk         The Funds achieve leveraged exposure to their respective
(both funds)            underlying indices through the use of derivative
                        instruments. The more the Funds invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments.
                        Leverage will cause the value of the Funds' shares to be more volatile than if the Funds did not use leverage.
                        This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities or other investments. The Funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Funds for any reason, is unable to close out the transaction. In addition, to the extent the Funds borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Funds' or an investment income, resulting in greater losses. The value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Funds' investment strategies involve consistently applied leverage.
                        Leverage will also have the effect of magnifying tracking error risk.

Market Risk             The Funds may invest in public and privately issued
(both funds)            bonds, warrants, and rights, as well as derivatives and
                        financial instruments that attempt to
                        track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The
                        Funds' investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
                        Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Funds' securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Non-Diversification     To the extent that the Funds invest a significant
Risk                    percentage of their assets in a limited number of
(both funds)            issuers, the Funds are subject to the risks of investing
                        in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Funds shares than would occur in a diversified fund.

Portfolio Turnover      The Funds' strategies may frequently involve buying and
Risk                    selling portfolio securities to rebalance the Funds'
(both funds)            exposure to various market sectors. Higher portfolio
                        turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds' performance to be less than you expect.

Short Sales Risk        Short sales are transactions in which the Fund sells a
(both funds)            security it does not own. To complete the transaction,
                        the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted.
                        These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Small Capitalization    In comparison to securities of companies with larger
and Mid-Capitalization  capitalizations, securities of small and
Securities Risk         medium-capitalization companies may have more price
(both funds)            volatility, greater spreads between their bid and ask
                        prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk       The Funds typically will hold short-term options and
(both funds)            futures contracts. The major exchanges on which these
                        contracts are traded, such as the Chicago Mercantile
                        Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones
                        Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                      INFORMATION ABOUT THE REORGANIZATION

         MATERIAL FEATURES OF THE PLAN.

         The Plan sets forth the terms and conditions of the Reorganization. A complete copy of the Plan is attached as Appendix A. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is included in this Prospectus/Information Statement.

         Pursuant to the Plan, the Surviving Fund will acquire all of the Acquired Fund's assets and liabilities. In exchange, the Surviving Fund will issue to the Acquired Fund shares of the Surviving Fund having an aggregate net asset value equal to the aggregate value of the Acquired Fund's assets so acquired. The Acquired Fund will then immediately make a pro rata distribution of such Surviving Fund shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund.

            As a result of the Reorganization, each of the Acquired Fund's Shareholders will receive the number of full and fractional shares of the Surviving Fund that are equal in value to that shareholder's pro rata interest in the net assets transferred to the Surviving Fund as of the close of business at the Effective Time. As a result, the Acquired Fund shareholders will become shareholders of the Surviving Fund. It is expected that the value of each Acquired Fund shareholder's account in the Surviving Fund immediately after the Reorganization will be the same as the value of that Shareholder's Acquired Fund account immediately prior to the Reorganization. Acquired Fund shareholders will not pay any sales load or sales commissions on the Surviving Fund shares they receive in the Reorganization or on Acquired Fund shares they surrender in the Reorganization.

            The completion of the Reorganization is subject to certain conditions set forth in the Plan, including the following:

o The Reorganization may be amended or terminated at any time prior to the Effective Time;

         o By either party upon a misrepresentation, breach of warranty or failure to perform any agreement or covenant by the other party in any of its representations, warranties, agreements or covenants set forth in the Plan; or

         o By the Board of Trustees of the Trust, in the good faith opinion of such Board, make proceeding with the Reorganization not in the best interests of the shareholders of the Surviving Fund or the Acquired Fund, respectively.

o Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by the Plan shall have been received.

         DIVIDENDS

         The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

         The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

         The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

         REASONS FOR REORGANIZATION.

         The Board considered the Reorganization at a meeting held on February 26, 2009, and approved the Plan. In approving the Reorganization, the Board of the Acquired Fund determined that it is in the best interests of the Acquired Fund and its shareholders to reorganize the Acquired Fund into the Surviving Fund. In making this determination, the Board of the Acquired Fund considered a number of factors, including:

                  o the interests of the Acquired Fund's shareholders and the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization;

                  o the similarity of the investment strategies of the Acquired Fund to those of the Surviving Fund;

                  o the greater asset size of the Surviving Fund relative to that of the Acquired Fund and the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

                  o the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund's continuing viability as a stand-alone series of the Trust;

                  o that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Fund;

                  o that the management fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

                  o that the expenses of the Reorganization would not be borne by the Funds' shareholders.

         The Board of the Surviving Fund has also determined that the consummation of the Reorganization is in the best interests of the shareholders of the Surviving Fund and that the interests of the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization. The Board considered that the reorganization presents an opportunity for the Surviving Fund to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities, although the combined fund will bear brokerage commissions and other transaction costs in connection with portfolio repositioning following the reorganization. The Trustees also considered that the Adviser would bear the expenses related to the reorganization. In addition, the Trustees considered that there may be a potential for expense reductions over time as a result of fixed expenses being spread over a larger asset base.

         FEDERAL INCOME TAX CONSEQUENCES

         Each Fund intends to qualify as of the Effective Time as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumptions and customary representations, to the effect that for federal income tax purposes:

         (1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any, or the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

         (3) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any;

         (4) The aggregate tax basis of the Surviving Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares exchanged therefore;

         (5) The tax basis of the assets of the Acquired Fund received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization;

         (6) The holding period for the shares of the Surviving Fund issued in the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets;

         (7) The holding period of the assets of the Acquired Fund received by the Surviving Fund in the Reorganization will include the period for which such assets were held by the Acquired Fund; and

         (8) No gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for shares of the Surviving Fund as part of the Reorganization.

         No opinion will be expressed as to the effect of the Reorgnaization on
(i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the

Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

         As of December 31, 2008, the Acquired Fund had unutilized capital loss carry-forwards of approximately $2,553,289. The final amount of unutilized capital loss carry-forwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under
Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carry-forwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carry-forwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service ("IRS") that approximates a tax-exempt bond yield. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

         The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

         Contract owners and policy holders should consult their own tax advisors with respect to their specific tax situations. Contract owners and policy holders also should review the prospectus and other information provided to them from their participating Insurance Company regarding the federal income taxation of any contract owner's variable annuity contract (a "VA Contract") or variable life insurance policy (a "VLI Policy").

         As described by each participating insurance company, individual holders of VA Contracts or VLI Policies may qualify for favorable tax treatment. As long as a VA Contract or VLI Policy maintains favorable tax treatment, contract owners and policy holders will only be taxed on their investment in the Surviving Fund through a VA Contract or VLI Policy. In order to qualify for such treatment, among other things, the separate accounts of the participating Insurance Companies, which maintain and invest net proceeds from the VA Contracts and VLI Policies, must be adequately diversified. The Surviving Fund intends to be operated in a manner so that a separate account investing in Surviving Fund shares on behalf of a holder of a VA Contract or VLI Policy will be adequately diversified.

         SHAREHOLDER RIGHTS, DESCRIPTION OF THE SECURITIES TO BE ISSUED

         The Trust is organized as a Delaware statutory trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust's Declaration of Trust dated June 11, 1998, as amended on November 21, 2005 ("Declaration of Trust"), the Trust's governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

         Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust's Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

         Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust's portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

         The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.

         CAPITALIZATION.

         The Surviving Fund's total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth, as of December 31, 2008, on an audited basis:

         (1)    the capitalization of the Hedged Equity Fund;

         (2)    the capitalization of the Multi-Hedge Strategies Fund only; and

         (3) the pro forma capitalization of the Multi-Hedge Strategies Fund as adjusted to give effect to the Reorganization


                                                                                                PRO FORMA
                                                                   MULTI-HEDGE                  COMBINED
                                       HEDGED EQUITY                STRATEGIES                 MULTI-HEDGE
                                            FUND                       FUND                  STRATEGIES FUND
                                       (ACQUIRED FUND)           (SURVIVING FUND)            (SURVIVING FUND)
Total Net Assets...................      $14,710,353                $33,021,694                $47,732,047
Shares Outstanding.................          766,681                  1,574,513                  2,275,920
Net Asset Value Per Share .........           $19.19                     $20.97                     $20.97




         This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

         Prior to the Effective Time, the Advisor reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which shall result in a decrease in the Acquired Fund's Net Asset Value.

                        ADDITIONAL INFORMATION ABOUT THE
                      SURVIVING FUND AND THE ACQUIRED FUND

         COMPARISON OF THE SURVIVING FUND AND THE ACQUIRED FUND

         The following is a comparison of the investment objectives, principal investment strategies and portfolio management of the Funds.

                 MULTI-HEDGE STRATEGIES FUND                                        HEDGED EQUITY FUND
                    (the Surviving Fund)                                           (the Acquired Fund)
INVESTMENT OBJECTIVE                                           INVESTMENT OBJECTIVE
The Multi-Hedge Strategies Fund seeks to provide capital       The Hedged Equity Fund seeks to provide capital appreciation
appreciation consistent with the return and risk               consistent with the return and risk characteristics of the
characteristics of the hedge fund universe.                    long/short hedge fund universe.

The secondary objective is to achieve these returns with low   The secondary objective is to achieve these returns with low
correlation to, and less volatility than, equity indices.      correlation toand less volatility than equity indices. The
The investment objective of the Fund is non-fundamental and    investment objective of the Fund is non-fundamental and may be
may be changed without shareholder approval.                   changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL INVESTMENT STRATEGIES

The Multi-Hedge Strategies Fund pursues multiple investment    The Hedged Equity Fund pursues a long/short investment
styles or mandates that correspond to investment strategies    strategy by employing multiple investment styles widely used
widely employed by hedge funds, including strategies           by hedge funds. In particular, the Fund will pursue those
sometimes referred to as absolute return strategies. In        long/short investment styles that may be replicated through
particular, the Fund will pursue those investment strategies   proprietary quantitative style analysis. These long/short
that may be replicated through proprietary quantitative        investment styles include, but are not limited to, those
style analysis.  These investment strategies include, but      described below.
are not limited to, those described below.

LONG/SHORT EQUITY -- Pursuant to a long/short equity           LONG/SHORT VALUE -- Pursuant to a long/short value
investment strategy, portfolio managers seek to profit from    investment style, portfolio managers seek to profit from
investing on both the long and short sides of equity           buying long or selling short equities and/or equity-related
markets. The Advisor seeks to execute this investment          securities based on value signals. The Advisor seeks to
strategy by creating portfolios that include, but are not      execute this investment style by creating portfolios that
limited to, one or more of the following directional and/or    include, but are not limited to, one or more of the
non-directional positions: long equity, market neutral         following directional and/or non-directional positions:
value, market neutral capitalization, market neutral growth    long equity, market neutral value and market neutral
and market neutral momentum.                                   capitalization.

EQUITY MARKET NEUTRAL -- Pursuant to an equity market neutral  LONG/SHORT GROWTH -- Pursuant to a long/short growth
investment strategy, portfolio managers seek to profit from    investment style, portfolio managers seek to profit from
exploiting pricing relationships between different equities    buying long or selling short equities and/or equity-related
or related securities while typically hedging exposure to      securities based on growth signals. The Advisor seeks to
overall                                                        execute this investment style by creating portfolios that
                                                               include, but are not limited to,

equity market movements. The Advisor seeks to execute this     one or more of the following directional and/or
strategy by creating portfolios that may include, but are      non-directional positions: long equity, market neutral
not limited to, one or more of the following directional       growth and market neutral capitalization.
and/or non-directional positions: market neutral value,
market neutral capitalization, market neutralgrowth, market    LONG/SHORT MOMENTUM -- Pursuant to a long/short momentum
neutral momentum and market neutral illiquidity premiums.      investment style, portfolio managers seek to profit from
                                                               buying long or selling short equities and/or equity-related
FIXED INCOME ARBITRAGE -- Pursuant to a fixed income           securities based on price momentum signals. The Advisor
arbitrage investment strategy, portfolio managers seek to      attempts to execute this investment style by creating
profit from relationships between different fixed income       portfolios that include, but are not limited to, one or more
securities or fixed income and equity securities; leveraging   of the following directional and/or non-directional
long and short positions in securities that are related        positions: long equity, market neutral momentum and market
mathematically or economically. The Advisor seeks to execute   neutral capitalization.
this strategy by creating portfolios that may include, but
are not limited to, one or more of the following directional   COVERED CALL WRITING -- Pursuant to a covered call writing
and/or non-directional positions: long fixed income,           investment strategy, portfolio managers seek to generate
duration neutral default spreads and convertible arbitrage.    potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to
MERGER ARBITRAGE -- Pursuant to a merger arbitrage investment  execute this investment style by creating portfolios that
strategy, portfolio managers invest simultaneously in long     include, but are not limited to, one or more of the
and short positions in both companies involved in a merger     following directional and/or non-directional positions: long
or acquisition. Risk arbitrageurs typically invest in long     equity and covered call options.
positions in the stock of the company to be acquired and
short the stock of the acquiring company. The Advisor seeks
to execute this investment strategy by creating a portfolio
consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO -- Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The
Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or     Each of these investment styles may incorporate one or more
more directional and/or non-directional positions. In          directional and/or non-directional positions.  In general,
general, directional positions seek to benefit from market     directional positions seek to benefit from market movement
movement in one direction or the other. In contrast,           in one direction or the other. In contrast, non-directional
non-directional positions seek to benefit from both upward     positions seek to benefit from both upward and downward
and downward movement in one or more markets. The Fund will    movement in one or more markets. The Fund will
predominately have a long exposure to directional and          predominately have a long exposure to directional and
non-directional positions. However, there may be times         non-directional positions. However, there may be times that the Fund will have a

that the Fund will have a short exposure to directional        short exposure to directional and/or non-directional positions.
and/or non-directional positions.

The Fund may use moderate leverage subject to internally       The Fund may use moderate leverage subject to internally imposed
investment contratints designed to limit the amount of loss    investment contraints designed to limit the amount of loss resulting
resulting from such leverage. The Fund's use of directional    resulting from such leverage. The Fund's use of directional and non-
and non-drectional positions and internal investment controls  directional positions and internal investment controls results in a
results in a portfolio of assets designed to provide           portfolio of assets designed to provide appropriate long/short hedge
appropriate hedge fund portfolio characteristics as wells as   fund portfolio characteristics as well as providing risk
providing risk diversification.                                diversification. The Fund invests in core long positions at all timess and, as a result, tends to have a long market bias.

The Fund may be long or short in a broad mix of financial      Under normal circumstances, the Fund will invest at least 80% of its
assets including small, mid, and large-capitalization U.S.     net assets in long and short positions in small, mid, and large-
and foreign common stocks, currencies, commodities, futures,   capitalization U.S. and foreign common stocks or derivatives thereof,
options, swap agreements, high yield securities of other       which primarily consist of futures, options and swap agreements,
investment companies, American Depostitary Receipts,           American Depositary Receipts, and securities of other investment
exchange-traded funds, and corporate debt. The Fund may hold   companies. this is a non-fundamental policy that can be changed by
U.S. government securities or cash equivalents to colleralize  the Fund upon 60 days' notice to shareholders. The Fund may invest
its derivative positions.                                      its remaining assts indirectional and non-directional fixed income investments.

The Fund is non-diversified and, therefore, may invest a       The Funds in non-diversified and, therefore may invest a greater
greater percentage of its assts in a particular issuer in      percentage of its assets in a particular issuer in comparison to a
comparison to a diversified fund.                              diversified fund.


                        ADVISOR'S INVESTMENT METHODOLOGY
                                  (BOTH FUNDS)

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (e.g., equity and/or fixed income securities) and non-directional positions (e.g., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

                    DIRECTIONAL AND NON-DIRECTIONAL POSITIONS
                                  (BOTH FUNDS)


A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

         o An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

         o A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

         o A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

         o A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

         o A COVERED CALL Options position involves investing in written call options on underlying securities which a Fund already owns.

         o A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

         o A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

         o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

         o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

         o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

         o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

         o A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

         o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

         o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

         o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

         o A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

         o A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

                               INVESTMENT ADVISOR
                                  (BOTH FUNDS)

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Funds since each Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Upon consummation of the Reorganization, the investment advisory fee of 1.15%, paid to the Advisor with respect to the Surviving Fund, will remain the same.

                               PORTFOLIO MANAGERS
                                  (BOTH FUNDS)

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments -- As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies -- Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager -- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

         Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the Funds' prospectus, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated May 1, 2009, for each of the Funds also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Hedged Equity Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

         As of April 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Multi-Hedge Strategies Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

         PRINCIPAL SHAREHOLDERS. As of April 1, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.



                                                                                                      PERCENTAGE OF
                                                                                                       OUTSTANDING
HEDGED EQUITY FUND                                        NAME AND ADDRESS                            SHARES OWNED
-------------------------------   ------------------------------------------------------------------  -------------
                                  NATIONWIDE INSURANCE COMPANY  NWVA4                                    64.35%
                                  C/O IPO PORTFOLIO ACCOUNTING
                                  P.O. BOX 182029
                                  COLUMBUS, OH 43218-2029
                                  SECURITY BENEFIT LIFE INSURANCE CO                                      5.44%
                                  SBL VARIABLE  ANNUITY ACCOUNT XIV
                                  ONE SECURITY BENEFIT PLACE
                                  TOPEKA, KS 66636-0001
                                  SECURITY BENEFIT LIFE INSURANCE CO                                     10.31%
                                  FBO UNBUNDLED
                                  ONE SECURITY BENEFIT PLACE
                                  TOPEKA, KS 66636-0001
                                  JEFFERSON NATIONAL LIFE INSURANCE COMPANY                                5.2%
                                  ATTN: SEPERATE ACCOUNT
                                  9920 CORPORATE CAMPUS
                                  SUITE 1000
                                  LOUISVILLE, IN 40223
                                                                                                      PERCENTAGE OF
                                                                                                       OUTSTANDING
MULTI-HEDGE STRATEGIES                                                                                    SHARES
FUND                                                      NAME AND ADDRESS                                 OWNED
-------------------------------   ------------------------------------------------------------------  ---------------
                                  NATIONAL INTEGRITY LIFE INSURANCE CO                                    5.59%
                                  400 BROADWAY STREET
                                  MS #24 VA ACCOUNTING
                                  CINCINNATI, OH 45202-3341
                                  NATIONWIDE INSURANCE COMPANY  NWVA4                                    42.23%
                                  C/O IPO PORTFOLIO ACCOUNTING
                                  P.O. BOX 182029 COLUMBUS, OH 43218-2029
                                  SECURITY BENEFIT LIFE INSURANCE CO  SBL                                 9.47%
                                  VARIABLE  ANNUITY   ACCOUNT XIV
                                  ONE SECURITY BENEFIT PLACE  TOPEKA, KS 66636-
                                  0001
                                  SECURITY BENEFIT LIFE INSURANCE CO  FBO                                17.14%
                                  UNBUNDLED
                                  ONE SECURITY BENEFIT PLACE  TOPEKA, KS 66636-
                                  0001
                                  RYDEX EPT MODERATE -VA                                                  6.7%
                                  9601 BLACKWELL RD, STE 500  ROCKVILLE, MD
                                  20850

         On the basis of the share holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Multi-Hedge Strategies Fund upon consummation of the

Reorganization. These tables assume that the value of the shareholder's interest in a Fund on the date of the consummation of the Reorganization is the same as on April 1, 2009.

                                                                                                      PERCENTAGE OF
                                                                                                       OUTSTANDING
MULTI-HEDGE STRATEGIES                                                                                   SHARES
FUND                                                      NAME AND ADDRESS                                OWNED
-------------------------------  -------------------------------------------------------------------  -------------
                                   NATIONWIDE INSURANCE COMPANY  NWVA4                                   47.27%
                                   C/O IPO PORTFOLIO ACCOUNTING
                                   P.O. BOX 182029
                                   COLUMBUS, OH 43218-2029
                                   SECURITY BENEFIT LIFE INSURANCE CO                                     8.55%
                                   SBL VARIABLE  ANNUITY ACCOUNT XIV
                                   ONE SECURITY BENEFIT PLACE
                                   TOPEKA, KS 66636-0001
                                   SECURITY BENEFIT LIFE INSURANCE CO                                    15.58%
                                   FBO UNBUNDLED
                                   ONE SECURITY BENEFIT PLACE
                                   TOPEKA, KS 66636-0001
                                   RYDEX EPT MODERATE -VA                                                 5.17%
                                   9601 BLACKWELL RD, STE 500
                                   ROCKVILLE, MD 20850

                             ADDITIONAL INFORMATION

         INVESTMENT ADVISER.

         Information about the Adviser is presented in "Additional Information About the Surviving Fund and the Acquired Fund." Additional information about the Advisor is contained in the prospectus for the Acquired Fund and Surviving Fund, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated May 1, 2009, for each of the Funds also contains additional information about the Advisor. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

         Other Service Providers. The Funds' other service providers are also the same. These entities are listed below.



Rydex Fund Services, Inc.         Distributor, Administrator and Fund Accountant
9601 Blackwell Road, Suite 500
Rockville, MD 20850

U.S. Bank, N.A.                   Custodian
425 Walnut Street
Cincinnati,  Ohio 45202

Rydex Distributors, Inc.          Distributor
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                              FINANCIAL HIGHLIGHTS

         The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information provided below for the fiscal years ended December 31, 2008 has been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The information for prior periods has been audited by a predecessor independent registered public accounting firm. Ernst & Young LLP's audit report, along with the Funds' financial statements, is included in the Funds' 2008 Annual Report, which is incorporated herein by reference.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET INCREASE
                                                   NET REALIZED    (DECREASE)IN
                         NET ASSET       NET       AND UNREALIZED      NET ASSET   DISTRIBUTIONS
                           VALUE,    INVESTMENT       GAINS           VALUE          FROM NET
                       BEGINNING OF    INCOME      (LOSSES) ON    RESULTING FROM    INVESTMENT
YEAR ENDED                PERIOD      (LOSS)+      INVESTMENTS      OPERATIONS       INCOMEss.
------------------------------------------------------------------------------------------------
MULTI-HEDGE STRATEGIES FUND
   DECEMBER 31, 2008         $25.95       $ .16        $ (5.02)        $ (4.86)       $  (.12)
   December 31, 2007          26.20         .74            .27            1.01          (1.00)
   December 31, 2006          25.20         .80            .87            1.67           (.30)
   December 31, 2005*         25.00         .05            .15             .20             --

HEDGED EQUITY FUND
   DECEMBER 31, 2008          25.54         .10          (6.20)          (6.10)          (.25)
   December 31, 2007          26.34         .88           (.03)            .85          (1.25)
   December 31, 2006          25.21         .84           1.23            2.07           (.33)
   December 31, 2005*         25.00         .04            .20             .24           (.03)


(table continued)

                       DISTRIBUTIONS                  NET INCREASE    NET ASSET
                         FROM NET                    (DECREASE) IN      VALUE,       TOTAL
                         REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
YEAR ENDED               GAINSss.     DISTRIBUTIONS      VALUE          PERIOD     RETURN+++
---------------------------------------------------------------------------------------------
MULTI-HEDGE STRATEGIES FUND
   DECEMBER 31, 2008     $   --         $  (.12)       $ (4.98)         $20.97     (18.72)%
   December 31, 2007       (.26)          (1.26)          (.25)          25.95        3.84%
   December 31, 2006       (.37)           (.67)          1.00           26.20        6.64%
   December 31, 2005*        --              --            .20           25.20        0.80%

HEDGED EQUITY FUND
   DECEMBER 31, 2008         --            (.25)         (6.35)          19.19     (23.84)%
   December 31, 2007       (.40)          (1.65)          (.80)          25.54        3.16%
   December 31, 2006       (.61)           (.94)          1.13           26.34        8.20%
   December 31, 2005*        --            (.03)           .21           25.21        0.94%

(table continued)
                                            RATIOS TO
                                       AVERAGE NET ASSETS:
                       -------------------------------------------------
                                                                                      NET ASSETS,
                                                                  NET                   END OF
                                                              INVESTMENT  PORTFOLIO     PERIOD
                         TOTAL         NET      OPERATING       INCOME     TURNOVER     (000'S
YEAR ENDED             EXPENSES     EXPENSES    EXPENSES++      (LOSS)       RATE      OMITTED)
-------------------------------------------------------------------------------------------------
MULTI-HEDGE STRATEGIES FUND
   DECEMBER 31, 2008     1.81%       1.81%        1.15%          0.67%      1,447%     $ 33,022
   December 31, 2007     1.69%       1.69%        1.17%          2.72%        421%       31,437
   December 31, 2006     1.70%       1.70%        1.16%          3.08%        309%       22,557
   December 31, 2005*    1.45%**     1.45%**      1.20%**        2.28%**       19%        3,323

HEDGED EQUITY FUND
   DECEMBER 31, 2008     1.96%        1.96%       1.16%          0.45%      1,362%       14,710
   December 31, 2007     1.81%        1.81%       1.18%          3.25%        413%       10,509
   December 31, 2006     1.93%        1.93%       1.15%          3.21%        360%       13,337
   December 31, 2005*    1.96%**      1.96%**     1.19%**        1.62%**       10%        3,376

*    Since the commencement of operations on November 29, 2005
**   Annualized
+    Calculated using the average daily shares outstanding for the year.
++   Operating Expenses exclude short dividends expense.
+++  Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
ss.  For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION, dated as of May __, 2009 (the "Agreement"), by and between the Rydex Variable Trust, a Delaware statutory trust (the "Trust") on behalf of its Hedged Equity Fund (the "Acquired Fund"), and the Trust, on behalf of its Multi-Hedge Strategies Fund (the "Surviving Fund") to provide for the reorganization of the Acquired Fund into the Surviving Fund. PADCO Advisors II, Inc. (the "Advisor") joins this Agreement solely for purposes of Section 13. The Surviving Fund plans to change its name to Rydex Variable Trust Multi-Hedge Strategies Fund on May 1, 2009. The Acquired Fund and the Surviving Fund are sometimes referred to collectively, as the "Funds" and individually, as a "Fund."

                             PRELIMINARY STATEMENTS

         The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and each of the Acquired Fund and the Surviving Fund is a separate series of the Trust.

         The Board of Trustees (the "Board") of the Trust has determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

         In consideration of the mutual premises contained in this Agreement, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and (b) shares of the Surviving Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such shares of the Surviving Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund on the terms and conditions in this Agreement (the

"Reorganization"). Shares of the Surviving Fund that are given in exchange for the assets of the Acquired Fund and the assumption of liabilities are referred to as the "Surviving Fund Shares," and the shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to as the "Acquired Fund Shares." For purposes of this Agreement, the term "Surviving Fund Shares" refers to all share classes of the Surviving Fund.

         The Reorganization is intended to be a tax-free "reorganization" within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization is intended to be tax-free with respect to the Surviving Fund for federal income tax purposes.

                                   AGREEMENTS

         The parties to this Agreement covenant and agree as follows:

         1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims, and assign its liabilities to the Surviving Fund.

         The Surviving Fund shall acquire all the assets, and shall assume all the liabilities, of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Surviving Fund of a number of its Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund, shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, shall, after the Effective Time, attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. If the Acquired Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Surviving Fund for the reason that any of such securities purchased by the Acquired Fund have not yet been delivered to it by the Acquired Fund's broker or brokers, then in lieu of such delivery, the Acquired Fund shall deliver to the Surviving Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Surviving Fund, including brokers' confirmation slips.

         2. TRANSFER OF ASSETS. The assets of the Acquired Fund to be acquired by the Surviving Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

         3. LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND. At the Effective Time, the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of Surviving Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Surviving Fund Shares due that shareholder. Following the complete liquidation of the Acquired Fund, all shares of the Acquired Fund shall then be cancelled on the books of the Acquired Fund. Officers of the Acquired Fund shall make all necessary filings with the Securities and Exchange Commission ("SEC") and other governmental entities to effectuate the termination of the Acquired Fund under the 1940 Act and Delaware law.

         4. REPRESENTATIONS AND WARRANTIES OF THE SURVIVING FUND. The Surviving Fund represents and warrants to the Acquired Fund as follows:

         (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Surviving Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Surviving Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Surviving Fund's Shares.

         (b) LIABILITIES. The Surviving Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Surviving Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

         (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Surviving Fund, threatened that would materially adversely affect the Surviving Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

         (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Surviving Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Surviving Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of these returns.

         (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

         5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Surviving Fund as follows:

         (a) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund. Upon delivery and payment for these assets, the Surviving Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

         (b) LIABILITIES. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Acquired Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

         (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened that would materially adversely affect the Acquired Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

         (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

         (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

         6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND. The obligations of the Surviving Fund under this Agreement shall be subject to the following conditions:

         (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

         (b) The Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that:

         (1) the Acquired Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

         (2) the shares of the Acquired Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquired Fund;

         (3) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and represents a valid and binding contract of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         (4) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Acquired Fund is a party or by which it is bound;

         (5) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

         (6) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

         Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the registration statement/information statement on Form N-14 (the "Registration Statement") relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquired Fund with certain officers of the Acquired Fund and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Fund, the Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Fund contained or incorporated by reference in the Registration Statement; and
(iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

         In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

         7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund under this Agreement shall be subject to the following conditions:

         (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

         (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Effective Time, to the effect that:

         (1) the Surviving Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

         (2) the shares of the Surviving Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund and the Surviving Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund, and no shareholder of the Surviving Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Trust's Agreement and Declaration of Trust and By-laws and otherwise to such counsel's knowledge;

         (3) the Board of Trustees of the Trust has duly authorized the Surviving Fund as a class of units of beneficial interest of the Trust pursuant to the terms of the Agreement and Declaration of Trust of the Surviving Trust;

         (4) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and represents a valid and binding contract of the Surviving Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability related to or affecting creditors' rights and to general equity principles.

         (5) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Surviving Fund is a party or by which it is bound;

         (6) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Surviving Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

         (7) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

         Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Surviving Fund and the Surviving Trust with certain officers of the Surviving Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Surviving Trust and the Surviving Fund, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Surviving Trust or the Surviving Fund contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

         In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE SURVIVING FUND. The obligations of the Acquired Fund and the Surviving Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

                  (a) The Board, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

                  (b) Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

                  (c) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                  (d) The Surviving Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

                  (e) The Board, at a meeting duly called for such purpose, shall have authorized the issuance by the Surviving Fund of Surviving Fund Shares at the Effective Time in
                                                                              36
exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

                  (f) Prior to the Effective Time, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Effective Time.

                  (g) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

                  (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

                  (ii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

                  (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

                  (iv) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

                  (v) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged.

                  (vi) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Effective Time.

                  (vii) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

                  (viii) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

                  (ix) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

         No opinion will be expressed as to the effect of the Reorganization on
(i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any shareholder of the Acquired Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

         Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(g).

         9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's assets for corresponding Surviving Fund Shares shall be effective at 4:00 p.m., Eastern Time on May 29, 2009, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

         10. TERMINATION. This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Surviving Fund and/or the Acquired Fund, without penalty, by resolution of the Board or at the discretion of any duly authorized officer of the Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board or such officer, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Surviving Fund, the Acquired Fund, the Trust, the Board, or officers of the Trust.

         11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Surviving Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the Trust with or without the approval of either Fund's shareholders).

         12. INDEMNIFICATION.

         (a) The Surviving Fund shall indemnify, defend and hold harmless the Acquired Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

         (b) The Acquired Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Surviving Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

         13. FEES AND EXPENSES. Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by PADCO Advisors II, Inc., the Advisor to the Funds. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement;
(iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. PADCO Advisors II, Inc. agrees that all such fees and expenses so borne and paid, shall be paid directly by PADCO Advisors II, Inc. (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a "regulated investment company" within the meaning of
Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders' expenses, if any.

         14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

         (a) The article and section headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

         (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

         15. ENTIRE AGREEMENT. The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall survive the consummation of the transactions contemplated under this Agreement.

         16. FURTHER ASSURANCES. The Surviving Fund and Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated by this Agreement.

         17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Bylaws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Trust, on behalf of the Surviving Fund and the Acquired Fund, as Trustees and not individually, and executed by the undersigned officers of the Trust, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Acquired Fund and Surviving Fund. Moreover, no class or series of the Trust shall be liable for the obligations of any other classes or series of the Trust.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        RYDEX VARIABLE TRUST
                                        on behalf of Hedged Equity Fund

                                        By: ___________________________
                                        Name: [Insert Name]
                                        Title: [Insert Title]


                                        RYDEX VARIABLE TRUST
                                        on behalf of Multi-Hedge Strategies Fund

                                        By: _____________________________
                                        Name:    [Insert Name]
                                        Title: [Insert Title]

                                        SOLELY FOR PURPOSES OF SECTION 13.
                                        PADCO Advisors II, Inc.

                                        By: _____________________________
                                        Name:    [Insert Name]
                                        Title: [Insert Title]

                              RYDEX VARIABLE TRUST

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                               HEDGED EQUITY FUND
                                   a series of
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                        By and Exchange for the Shares of

                           MULTI-HEDGE STRATEGIES FUND
                                   a series of
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850


                                   May 1, 2009

         This Statement of Additional Information (the "SAI"), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Rydex Variable Trust Hedged Equity Fund (the "Hedged Equity Fund" or the "Acquired Fund") to the Rydex Variable Trust Multi-Hedge Strategies Fund (the "Multi-Hedge Strategies Fund" or the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds") (the "Reorganization"), should be read in conjunction with the Prospectus/Information Statement dated May 1, 2009 relating specifically to the Reorganization (the "Prospectus"). Copies of the Prospectus may be obtained at no charge by calling the Trust at (800) 820-0888.

         This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

         1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated May 1, 2009.

         2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports for the year ended December 31, 2008 (together, the "Annual Reports"). No other parts of the Annual Reports are incorporated herein by reference.

TABLE OF CONTENTS

A. General Information....................................................... 43
B. Additional Information About the Acquired Fund and the Surviving Fund..... 43
C. Financial Statements...................................................... 43
D. Pro Forma Financial information (Unaudited)............................... 43
E. Miscellaneous............................................................. 78

         A. GENERAL INFORMATION

         The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the "Plan") which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.

         After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.

         B. ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING
FUND

         This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated May 1, 2009.

         C. FINANCIAL STATEMENTS

         Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

         1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports are incorporated herein by reference to such Annual Reports. No other parts of the Annual Reports are incorporated herein by reference; and

         D. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

         The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on January 1, 2008.

         The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of December 31, 2008. The unaudited pro forma combined statement of operations presents the combined results of operations of the Acquired Fund and Surviving Fund for the year ended December 31, 2008. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at January 1, 2008. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at December 31, 2008, and for the year then ended under U.S. generally accepted accounting principles.

         Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquired Fund for pre-combination periods will not be combined/consolidated or included with the results of the Surviving Fund.

         The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

                  Pro Forma Schedule of Investments (Unaudited)
          Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma
                          Multi-Hedge Strategies Fund
                               December 31, 2008

                                                        MULTI-HEDGE               HEDGED EQUITY                PRO FORMA
                                                      STRATEGIES FUND                  FUND                     COMBINED
                                                 -------------------------- -------------------------- ---------------------------
                                                                    MARKET                     MARKET                      MARKET
                                                      SHARES         VALUE       SHARES         VALUE       SHARES          VALUE
                                                 ------------ ------------- ------------ ------------- ------------ --------------
COMMON STOCKS 31.4%
FINANCIALS 7.5%
Sovereign Bancorp, Inc.* .......................     127,180       378,995                                 127,180        378,995
Wachovia Corp. .................................      53,130       294,340                                  53,130        294,340
Nationwide Financial Services, Inc. ............       5,600       292,376                                   5,600        292,376
Merrill Lynch & Co., Inc. ......................      24,380       283,783                                  24,380        283,783
National City Corp. ............................     147,930       267,753                                 147,930        267,753
Castlepoint Holdings Ltd. ......................      14,870       201,637                                  14,870        201,637
Travelers Companies, Inc. ......................       1,800        81,360          910        41,132        2,710        122,492
Hanover Insurance Group, Inc. ..................       1,970        84,651          820        35,235        2,790        119,886
Aon Corp. ......................................       1,330        60,754          880        40,198        2,210        100,952
Arthur J. Gallagher & Co. ......................       2,510        65,034          860        22,283        3,370         87,317
Annaly Capital Management, Inc. ................       3,490        55,386        1,950        30,946        5,440         86,332
Transatlantic Holdings, Inc. ...................       1,350        54,081          620        24,837        1,970         78,918
MetLife, Inc. ..................................       1,430        49,850          650        22,659        2,080         72,509
JPMorgan Chase & Co. ...........................       1,540        48,556          640        20,179        2,180         68,735
Nationwide Health Properties, Inc. .............       1,450        41,644          600        17,232        2,050         58,876
Chubb Corp. ....................................         570        29,070          400        20,400          970         49,470
ACE Ltd.ss. ....................................         500        26,460          330        17,464          830         43,924
People's United Financial, Inc. ................       2,090        37,265          350         6,240        2,440         43,505
Allied World Assurance Company Holdings Ltd ....         460        18,676          530        21,518          990         40,194
Capital One Financial Corp. ....................         820        26,150          310         9,886        1,130         36,036
Allstate Corp. .................................         660        21,622          430        14,087        1,090         35,709
Ameriprise Financial, Inc. .....................         990        23,126          500        11,680        1,490         34,806
Goldman Sachs Group, Inc. ......................         300        25,317          110         9,283          410         34,600

ProLogis .......................................       1,620        22,502          700         9,723        2,320         32,225
Invesco Ltd. ...................................       1,550        22,382          640         9,242        2,190         31,624
HCP, Inc. ......................................         760        21,105          310         8,609        1,070         29,714
W.R. Berkley Corp. .............................         540        16,740          390        12,090          930         28,830
PartnerRe Ltd. .................................         250        17,817          150        10,690          400         28,507
Valley National Bancorp ........................         990        20,047          410         8,302        1,400         28,349
NYSE Euronext ..................................         730        19,987          260         7,119          990         27,106
Genpact Ltd.* ..................................       2,430        19,975          800         6,576        3,230         26,551
Charles Schwab Corp. ...........................         850        13,744          600         9,702        1,450         23,446
Unum Group .....................................         610        11,346          550        10,230        1,160         21,576
Everest Re Group Ltd. ..........................         170        12,944          110         8,375          280         21,319
Axis Capital Holdings Ltd. .....................         670        19,510           50         1,417          720         20,927
Cincinnati Financial Corp. .....................         410        11,919          270         7,849          680         19,768
Waddell & Reed Financial, Inc. -- Class A ......         910        14,069          320         4,947        1,230         19,016
Jones Lang LaSalle, Inc. .......................         450        12,465          220         6,094          670         18,559
Prudential Financial, Inc. .....................         400        12,104          190         5,749          590         17,853
CB Richard Ellis Group, Inc. -- Class A* .......       2,750        11,880        1,100         4,752        3,850         16,632
Host Hotels & Resorts, Inc. ....................       1,530        11,582          600         4,542        2,130         16,124
Federated Investors, Inc. -- Class B ...........         570         9,667          380         6,445          950         16,112
IntercontinentalExchange, Inc.* ................         160        13,190           30         2,473          190         15,663
Macerich Co. ...................................         640        11,622          210         3,814          850         15,436
AvalonBay Communities, Inc. ....................          20         1,212          440        12,813          460         14,025
State Street Corp. .............................         220         8,653          120         4,720          340         13,373
American Financial Group, Inc. .................         300         6,864          220         5,034          520         11,898
Protective Life Corp. ..........................         580         8,323          230         3,300          810         11,623
Comerica, Inc. .................................         410         8,139          150         2,978          560         11,117
Webster Financial Corp. ........................         540         7,441          250         3,445          790         10,886
Assurant, Inc. .................................         230         6,900          110         3,300          340         10,200
Janus Capital Group, Inc. ......................         820         6,585          450         3,613        1,270         10,198
Stancorp Financial Group, Inc. .................         160         6,683           70         2,924          230          9,607
AmeriCredit Corp.* .............................       1,029         7,862          210         1,604        1,239          9,466
Hartford Financial Services Group, Inc. ........         390         6,404          170         2,791          560          9,195
Hospitality Properties Trust ...................         370         5,502          190         2,825          560          8,327
Principal Financial Group, Inc. ................         250         5,643          110         2,483          360          8,126
SunTrust Banks, Inc. ...........................         190         5,613           40         1,182          230          6,795
Loews Corp. ....................................         170         4,803           70         1,978          240          6,781
Regions Financial Corp. ........................         690         5,492          100           796          790          6,288
Lincoln National Corp. .........................         220         4,145          110         2,072          330          6,217
American Capital Ltd. ..........................       1,190         3,856          710         2,300        1,900          6,156
Genworth Financial, Inc. -- Class A ............       1,370         3,877          670         1,896        2,040          5,773
Alleghany Corp.* ...............................                                     20         5,640           20          5,640
CBL & Associates Properties, Inc. ..............         670         4,355          180         1,170          850          5,525
Blackrock, Inc. ................................                                     40         5,366           40          5,366
iStar Financial, Inc. ..........................       1,840         4,103          550         1,227        2,390          5,330
TD Ameritrade Holding Corp.* ...................         370         5,273                                     370          5,273
AFLAC, Inc. ....................................                                    110         5,042          110          5,042
American International Group, Inc. .............       2,090         3,281          610           958        2,700          4,239
Developers Diversified Realty Corp. ............         690         3,367          170           830          860          4,197
CME Group, Inc. ................................          20         4,162                                      20          4,162
SL Green Realty Corp. ..........................         100         2,590           50         1,295          150          3,885

SEI Investments Co. ............................           220         3,456                                     220          3,456
Boston Properties, Inc. ........................            40         2,200           20         1,100           60          3,300
Affiliated Managers Group, Inc.* ...............            70         2,934                                      70          2,934
Aircastle Ltd. .................................           470         2,247          140           669          610          2,916
General Growth Properties, Inc. ................         1,580         2,038          660           851        2,240          2,889
CIT Group, Inc. ................................           520         2,361           70           318          590          2,679
First Marblehead Corp.* ........................         1,110         1,432          770           993        1,880          2,425
Discover Financial Services ....................           140         1,334           90           858          230          2,192
CNA Financial Corp. ............................            40           658           90         1,480          130          2,138
Legg Mason, Inc. ...............................            70         1,534                                      70          1,534
American National Insurance Co. ................            10           737           10           737           20          1,474
Investment Technology Group, Inc.* .............                                       60         1,363           60          1,363
BB&T Corp. .....................................            30           824           10           275           40          1,099
Taubman Centers, Inc. ..........................            40         1,018                                      40          1,018
Arch Capital Group Ltd.* .......................                                       10           701           10            701
Ambac Financial Group, Inc. ....................                                      360           468          360            468
XL Capital Ltd. ................................           110           407                                     110            407
Guaranty Financial Group, Inc.* ................                                      150           392          150            392
The PMI Group, Inc. ............................                                      140           273          140            273
East-West Bancorp, Inc. ........................            10           160                                      10            160
Eaton Vance Corp. ..............................             1            21                                       1             21
TFS Financial Corp .............................             1            13                                       1             13

Total Financials ...............................                   2,958,985                    608,059                   3,567,044

HEALTH CARE 5.1%
Genentech, Inc.*ss. ............................         3,670       304,280                                   3,670        304,280
Datascope Corp.ss. .............................         5,640       294,634                                   5,640        294,634
Mentor Corp.ss. ................................         4,910       151,866                                   4,910        151,866
Perrigo Co.ss. .................................         2,590        83,683        1,110        35,864        3,700        119,547
C.R. Bard, Inc.ss. .............................           990        83,417          410        34,546        1,400        117,963
Teva Pharmaceutical Industries Ltd.  -- SP ADRss.        2,599       110,639           60         2,554        2,659        113,193
King Pharmaceuticals, Inc.*ss. .................         5,250        55,755        3,087        32,784        8,337         88,539
LifePoint Hospitals, Inc.*ss. ..................         1,980        45,223        1,290        29,464        3,270         74,687
Hill-Rom Holdings, Inc.ss. .....................         2,530        41,644        1,680        27,653        4,210         69,297
Celgene Corp.*ss. ..............................           930        51,410          314        17,358        1,244         68,768
Thermo Fisher Scientific, Inc.*ss. .............         1,280        43,610          560        19,079        1,840         62,689
WellPoint, Inc.*ss. ............................           860        36,232          490        20,644        1,350         56,876
AmerisourceBergen Corp.ss. .....................           920        32,807          600        21,396        1,520         54,203
Lincare Holdings, Inc.*ss. .....................         1,160        31,239          751        20,224        1,911         51,463
Universal Health Services, Inc. -- Class Bss. ..           750        28,177          490        18,409        1,240         46,586
ResMed, Inc.*ss. ...............................           870        32,608          360        13,493        1,230         46,101
Forest Laboratories, Inc.*ss. ..................         1,210        30,819          540        13,754        1,750         44,573
Baxter International, Inc.ss. ..................           400        21,436          410        21,972          810         43,408
Millipore Corp.*ss. ............................           560        28,851          230        11,850          790         40,701
Life Technologies Corp.* .......................         1,704        39,720                                   1,704         39,720
Cardinal Health, Inc.ss. .......................           710        24,474          420        14,477        1,130         38,951
Biogen Idec, Inc.*ss. ..........................           440        20,957          290        13,813          730         34,770
Amgen, Inc.* ...................................           280        16,170          300        17,325          580         33,495

Charles River Laboratories International,
Inc.*ss. .......................................           800        20,960          440        11,528        1,240         32,488
UnitedHealth Group, Inc. .......................           771        20,509          372         9,895        1,143         30,404
Vertex Pharmaceuticals, Inc.*ss. ...............           640        19,443          360        10,937        1,000         30,380
DENTSPLY International, Inc.ss. ................           670        18,921          300         8,472          970         27,393
Aetna, Inc. ....................................           500        14,250          220         6,270          720         20,520
Humana, Inc.* ..................................           370        13,794          160         5,965          530         19,759
Inverness Medical Innovations, Inc.* ...........           640        17,281          100         1,891          740         19,172
Beckman Coulter, Inc.ss. .......................           240        10,546          150         6,591          390         17,137
Health Net, Inc.* ..............................         1,100        11,979          440         4,792        1,540         16,771
Abraxis Bioscience, Inc.*ss. ...................           128         8,438          103         6,790          231         15,228
Kinetic Concepts, Inc.* ........................           590        11,316          170         3,261          760         14,577
Zimmer Holdings, Inc.*ss. ......................           200         8,084          130         5,255          330         13,339
Coventry Health Care, Inc.* ....................           581         8,645          190         2,827          771         11,472
Intuitive Surgical, Inc.*ss. ...................            70         8,889           20         2,540           90         11,429
Johnson & Johnson, Inc.ss. .....................            90         5,385          100         5,983          190         11,368
CIGNA Corp. ....................................           480         8,088          170         2,864          650         10,952
Novartis AG -- SP ADRss. .......................           100         4,976          100         4,976          200          9,952
Endo Pharmaceuticals Holdings, Inc.*ss. ........           230         5,952          150         3,882          380          9,834
Wyethss. .......................................           130         4,876          120         4,501          250          9,377
Community Health Systems, Inc.*ss. .............           500         7,290          130         1,895          630          9,185
Pfizer, Inc.ss. ................................                                      490         8,678          490          8,678
GlaxoSmithKline PLC -- SP ADRss. ...............           110         4,100          120         4,472          230          8,572
Sanofi-Aventis -- SP ADRss. ....................           130         4,181          130         4,181          260          8,362
McKesson Corp. .................................           110         4,260          100         3,873          210          8,133
Abbott Laboratoriesss. .........................            70         3,736           80         4,270          150          8,006
Myriad Genetics, Inc.*ss. ......................            60         3,976           60         3,976          120          7,952
Pediatrix Medical Group, Inc.* .................           190         6,023           50         1,585          240          7,608
Alexion Pharmaceuticals, Inc.*ss. ..............            90         3,257          100         3,619          190          6,876
AstraZeneca PLC -- SP ADRss. ...................            80         3,282           80         3,282          160          6,564
Onyx Pharmaceuticals, Inc.*ss. .................            90         3,074          100         3,416          190          6,490
OSI Pharmaceuticals, Inc.*ss. ..................            80         3,124           80         3,124          160          6,248
Bristol-Myers Squibb Co.ss. ....................           130         3,023          130         3,022          260          6,045
Quest Diagnostics, Inc.ss. .....................            30         1,557           80         4,153          110          5,710
Brookdale Senior Living, Inc. ..................         1,010         5,636                                   1,010          5,636
United Therapeutics Corp.*ss. ..................            30         1,877           30         1,876           60          3,753
Eli Lilly & Co. ................................            70         2,819           20           805           90          3,624
Medco Health Solutions, Inc.*ss. ...............                                       70         2,934           70          2,934
Shire PLC -- SP ADRss. .........................            30         1,343           30         1,343           60          2,686
Warner Chilcott Ltd.*ss. .......................                                      180         2,610          180          2,610
Covance, Inc.*ss. ..............................                                       20           921           20            921
BioMarin Pharmaceuticals, Inc.* ................             1            18                                       1             18

Total Health Care ..............................                   1,894,559                    559,914                   2,454,473

UTILITIES 3.6%
Constellation Energy Group, Inc. ...............        11,610       291,295                                  11,610        291,295
Puget Energy, Inc.ss. ..........................        10,560       287,971                                  10,560        287,971
Pepco Holdings, Inc.ss. ........................         4,910        87,202        2,410        42,802        7,320        130,004
American Water Works Company, Inc.ss. ..........         3,850        80,388        1,600        33,408        5,450        113,796

UGI Corp.ss. ...................................         3,030        73,993        1,360        33,211        4,390        107,204
DPL, Inc.ss. ...................................         3,340        76,286        1,310        29,920        4,650        106,206
Pinnacle West Capital Corp. ....................         1,690        54,300          780        25,061        2,470         79,361
Alliant Energy Corp. ...........................         1,840        53,691          470        13,715        2,310         67,406
Atmos Energy Corp. .............................         1,720        40,764          640        15,168        2,360         55,932
DTE Energy Co.ss. ..............................           850        30,319          590        21,045        1,440         51,364
Great Plains Energy, Inc.ss. ...................         1,550        29,961          880        17,010        2,430         46,971
AES Corp.* .....................................         3,750        30,900        1,050         8,652        4,800         39,552
TECO Energy, Inc.ss. ...........................         1,930        23,835        1,050        12,968        2,980         36,803
National Fuel Gas Co.ss. .......................           740        23,184          380        11,905        1,120         35,089
NV Energy, Inc. ................................         2,310        22,846          980         9,692        3,290         32,538
PG&E Corp.ss. ..................................           461        17,845          341        13,200          802         31,045
Edison International ...........................           560        17,987          270         8,672          830         26,659
Mirant Corp.* ..................................           740        13,964          310         5,850        1,050         19,814
SCANA Corp.ss. .................................           290        10,324          220         7,832          510         18,156
Oneok, Inc.ss. .................................           330         9,610          270         7,862          600         17,472
Questar Corp.ss. ...............................           190         6,211          290         9,480          480         15,691
Energen Corp.ss. ...............................           170         4,986          220         6,453          390         11,439
Dominion Resources, Inc.ss. ....................           150         5,376          160         5,734          310         11,110
AGL Resources, Inc.ss. .........................           130         4,076          130         4,076          260          8,152
Sempra Energyss. ...............................            90         3,837           90         3,837          180          7,674
Piedmont Natural Gas Co.ss. ....................           120         3,800          120         3,800          240          7,600
New Jersey Resources Corp.ss. ..................            90         3,542           90         3,542          180          7,084
WGL Holdings, Inc.ss. ..........................           100         3,269          100         3,269          200          6,538
Nicor, Inc.ss. .................................            80         2,779           80         2,779          160          5,558
PPL Corp.ss. ...................................             1            31          180         5,524          181          5,555
Northwest Natural Gas Co.ss. ...................            60         2,654           60         2,654          120          5,308
Public Service Enterprise Group, Inc.ss. .......            20           583          150         4,376          170          4,959
Laclede Group, Inc.ss. .........................            50         2,342           50         2,342          100          4,684
Wisconsin Energy Corp.ss. ......................            50         2,099           60         2,519          110          4,618
Integrys Energy Group, Inc.ss. .................            50         2,149           50         2,149          100          4,298
NSTARss. .......................................                                      110         4,014          110          4,014
Consolidated Edison, Inc. ......................           100         3,893                                     100          3,893
Exelon Corp.ss. ................................            10           556                                      10            556
Equitable Resources, Inc. ......................             1            34                                       1             34
Reliant Energy, Inc.* ..........................             3            17                                       3             17

Total Utilities ................................                   1,328,899                    384,521                   1,713,420

CONSUMER DISCRETIONARY 3.3%
KB HOME                                                 24,865       288,434           50           681       24,915        289,115
DreamWorks Animation SKG, Inc. -- Class A*ss. ..         3,370        85,126        1,543        38,976        4,913        124,102
DIRECTV Group, Inc.*ss. ........................         2,700        61,857        1,120        25,659        3,820         87,516
Harman International Industries, Inc. ..........         2,070        60,382                                   2,070         60,382
Burger King Holdings, Inc.ss. ..................         1,750        41,790          730        17,432        2,480         59,222
DeVry, Inc.ss. .................................           660        37,891          330        18,945          990         56,836
Comcast Corp. -- Class Ass. ....................         2,080        35,110          860        14,517        2,940         49,627
RadioShack Corp.ss. ............................         3,920        40,023          777         9,277        4,697         49,300




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


Hillenbrand, Inc.ss. ...........................         4,300        31,261          290         4,837        4,590         36,098
Hasbro, Inc.ss. ................................           280         4,670          980        28,587        1,260         33,257
HSN, Inc.*ss. ..................................         1,810         9,756        2,800        20,356        4,610         30,112
J.C. Penney Company, Inc.ss. ...................           600        21,348          190         3,743          790         25,091
VF Corp.ss. ....................................           590        17,358          140         7,668          730         25,026
Tiffany & Co.ss. ...............................         1,760        17,706          300         7,089        2,060         24,795
Liberty Global, Inc. -- Class A*ss. ............         3,680        17,333          400         6,368        4,080         23,701
Ticketmaster Entertainment, Inc.*ss. ...........           730        17,250          890         5,714        1,620         22,964
priceline.com, Inc.*ss. ........................         1,790        21,373           10           736        1,800         22,109
Sotheby'sss. ...................................         1,350        18,076          390         3,467        1,740         21,543
Carnival Corp.ss. ..............................           520        12,646          340         8,269          860         20,915
Weight Watchers International, Inc.ss. .........           180         7,443          390        11,474          570         18,917
Dick's Sporting Goods, Inc.*ss. ................           950        13,404          390         5,503        1,340         18,907
Urban Outfitters, Inc.*ss. .....................           330        18,074           50           749          380         18,823
Amazon.com, Inc.*ss. ...........................           220        11,282          110         5,641          330         16,923
Centex Corp.ss. ................................         1,170        12,449          420         4,469        1,590         16,918
Regal Entertainment Group -- Class Ass. ........            80            30        1,620        16,540        1,700         16,570
The Gap, Inc.ss. ...............................         1,360         8,731          560         7,498        1,920         16,229
Time Warner, Inc.ss. ...........................         1,280         4,608        1,150        11,569        2,430         16,177
Meredith Corp. .................................           340        14,610           40           685          380         15,295
Landry's Restaurants, Inc.ss. ..................           960        15,283                                     960         15,283
Service Corporation Internationalss. ...........           130         5,119        2,000         9,940        2,130         15,059
BorgWarner, Inc.ss. ............................           400         8,708          240         5,225          640         13,933
Liberty Media Corp - Capital* ..................         1,520         4,742        1,680         7,913        3,200         12,655
Penske Auto Group, Inc.ss. .....................           440         8,118          570         4,378        1,010         12,496
John Wiley & Sons, Inc. -- Class Ass. ..........           180         3,375          250         8,895          430         12,270
Expedia, Inc.*ss. ..............................           881         7,259          500         4,120        1,381         11,379
Autoliv, Inc.ss. ...............................           320         6,867          210         4,507          530         11,374
Corinthian Colleges, Inc.*ss. ..................           330         5,402          340         5,566          670         10,968
D.R. Horton, Inc. ..............................         1,180         8,343          350         2,474        1,530         10,817
Garmin Ltd. ....................................           460         8,818          100         1,917          560         10,735
Big Lots, Inc.*ss. .............................           410         5,941          320         4,637          730         10,578
Central European Media Enterprises Ltd. --
Class A*ss. ....................................           340         7,385          140         3,041          480         10,426
ITT Educational Services, Inc.*ss. .............           330         6,501           40         3,799          370         10,300
Mohawk Industries, Inc.*ss. ....................            60           545          220         9,453          280          9,998
Barnes & Noble, Inc.ss. ........................           400         6,000          260         3,900          660          9,900
Sears Holdings Corp.* ..........................         1,830         9,095           20           777        1,850          9,872
RH Donnelley Corp.* ............................           660         9,075        1,000           370        1,660          9,445
Capella Education Co.*ss. ......................            80         4,701           80         4,701          160          9,402
Interval Leisure Group, Inc.*ss. ...............            30         2,849        1,180         6,360        1,210          9,209
CBS Corp. ......................................           760         6,224          340         2,785        1,100          9,009
Matthews International Corp. -- Class Ass. .....           230         3,938          130         4,768          360          8,706
Gannett Co., Inc. ..............................           750         6,000          250         2,000        1,000          8,000
Phillips-Van Heusen Corp.ss. ...................            90         6,629           60         1,208          150          7,837
CTC Media, Inc.*ss. ............................         1,090         5,232          500         2,400        1,590          7,632
Whirlpool Corp.ss. .............................           360         2,830          110         4,548          470          7,378
American Public Education, Inc.*ss. ............            90         3,347          100         3,719          190          7,066
Orient-Express Hotels Ltd. - Class A ...........           870         6,682                                     870          6,682
TRW Automotive Holdings Corp.* .................           300         4,494          590         2,124          890          6,618
Clear Channel Outdoor Holdings, Inc. -- Class A*           960         5,904           90           554        1,050          6,458

Royal Caribbean Cruises Ltd. ...................            40         1,555          350         4,812          390          6,367
Snap-On, Inc.ss. ...............................           370         3,289           60         2,363          430          5,652
AutoZone, Inc.*ss. .............................                                       40         5,579           40          5,579
Abercrombie & Fitch Co. -- Class A .............           190         4,383           50         1,153          240          5,536
AnnTaylor Stores Corp.* ........................           700         4,039          240         1,385          940          5,424
Petsmart, Inc.ss. ..............................           100         2,013          180         3,321          280          5,334
Liberty Media Corp - Interactive* ..............           120         4,402          280           874          400          5,276
TJX Companies, Inc.ss. .........................                                      240         4,937          240          4,937
K12 Inc.*ss. ...................................            80         1,090          180         3,375          260          4,465
News Corp. -- Class Ass. .......................           390         2,980           40           364          430          3,344
Foot Locker, Inc.ss. ...........................                                      450         3,303          450          3,303
Ross Stores, Inc.ss. ...........................                                      110         3,270          110          3,270
Apollo Group, Inc. -- Class A*ss. ..............                                       40         3,065           40          3,065
OfficeMax Inc. .................................            50         1,537          180         1,375          230          2,912
Career Education Corp.* ........................                                      130         2,332          130          2,332
Discovery Communications, Inc. - Class A*ss. ...                                      150         2,124          150          2,124
Chipotle Mexican Grill, Inc. -- Class A* .......            30         1,859                                      30          1,859
Guess?, Inc.ss. ................................            70         1,171           40           614          110          1,785
O'Reilly Automotive, Inc.*ss. ..................           150         1,149           20           615          170          1,764
Family Dollar Stores, Inc.ss. ..................                                       50         1,303           50          1,303
GameStop Corp. -- Class A*ss. ..................                                       60         1,300           60          1,300
Chico's FAS, Inc.* .............................           220           920                                     220            920
Sherwin-Williams Co.ss. ........................                                       10           598           10            598
Williams-Sonoma, Inc. ..........................                                       70           550           70            550
M.D.C. Holdings, Inc. ..........................                                       10           303           10            303

Total Consumer Discretionary ...................                   1,145,814                    451,443                   1,597,257

INFORMATION TECHNOLOGY 2.6%
NDS Group PLC - SP ADR*ss. .....................         5,856       335,783                                   5,856        335,783
Synopsys, Inc.*ss. .............................         3,860        71,487        1,600        29,632        5,460        101,119
Applied Materials, Inc.ss. .....................         3,260        33,024        1,380        13,979        4,640         47,003
BMC Software, Inc.*ss. .........................           900        24,219          670        18,030        1,570         42,249
Cypress Semiconductor Corp.*ss. ................         6,400        28,608        3,010        13,455        9,410         42,063
Jabil Circuit, Inc. ............................         3,730        25,177        1,340         9,045        5,070         34,222
Computer Sciences Corp.*ss. ....................           540        18,976          350        12,299          890         31,275
WebMD Health Corp.*ss. .........................           900        21,231          370         8,728        1,270         29,959
Zebra Technologies Corp. -- Class A*ss. ........         1,030        20,868          420         8,509        1,450         29,377
Activision Blizzard Inc.*ss. ...................         2,500        21,600          830         7,171        3,330         28,771
Western Digital Corp.*ss. ......................         1,590        18,206          920        10,534        2,510         28,740
National Instruments Corp.ss. ..................           800        19,488          330         8,039        1,130         27,527
Hewlett-Packard Co.ss. .........................           430        15,605          280        10,161          710         25,766
Affiliated Computer Services, Inc. -- Class A*ss.          260        11,947          290        13,325          550         25,272
Arrow Electronics, Inc.* .......................           830        15,637          440         8,289        1,270         23,926
Ingram Micro, Inc. -- Class A*ss. ..............         1,070        14,327          700         9,373        1,770         23,700
EchoStar Corp. -- Class A*ss. ..................         1,050        15,614          330         4,907        1,380         20,521

EMC Corp*ss. ...................................           900         9,423        1,000        10,470        1,900         19,893
Avnet, Inc.*ss. ................................           640        11,654          420         7,648        1,060         19,302
Apple, Inc.*ss. ................................           160        13,656           60         5,121          220         18,777
MEMC Electronic Materials, Inc.*ss. ............           900        12,852          400         5,712        1,300         18,564
Fidelity National Information Services, Inc.ss.            670        10,901          440         7,159        1,110         18,060
Seagate Technology .............................         2,920        12,936        1,050         4,651        3,970         17,587
CommScope, Inc.*ss. ............................           710        11,033          380         5,905        1,090         16,938
Xerox Corp. ....................................         1,450        11,557          617         4,917        2,067         16,474
Novellus Systems, Inc.*ss. .....................           830        10,242          470         5,800        1,300         16,042
Nvidia Corp.* ..................................         1,461        11,790          510         4,116        1,971         15,906
Vishay Intertechnology, Inc.* ..................         3,350        11,457        1,180         4,036        4,530         15,493
Cadence Design Systems, Inc.* ..................         2,570         9,406          850         3,111        3,420         12,517
Intersil Corp. -- Class Ass. ...................           670         6,157          430         3,952        1,100         10,109
Fairchild Semiconductor International, Inc.* ...         1,350         6,602          410         2,005        1,760          8,607
Sun Microsystems, Inc.* ........................         1,630         6,227          450         1,719        2,080          7,946
QLogic Corp.*ss. ...............................                                      550         7,392          550          7,392
Oracle Corp.*ss. ...............................                                      360         6,383          360          6,383
Micron Technology, Inc.* .......................         1,980         5,227          260           686        2,240          5,913
Global Payments, Inc.ss. .......................                                      180         5,902          180          5,902
Convergys Corp.* ...............................           730         4,679          165         1,058          895          5,737
Compuware Corp.*ss. ............................                                      760         5,130          760          5,130
Qualcomm, Inc.ss. ..............................                                      140         5,016          140          5,016
SanDisk Corp.* .................................           480         4,608           40           384          520          4,992
Molex, Inc.ss. .................................           190         2,753          130         1,884          320          4,637
VMware, Inc.* ..................................           180         4,264                                     180          4,264
Broadridge Financial Solutions, Inc.ss. ........           190         2,383          130         1,630          320          4,013
Linear Technology Corp.ss. .....................                                      180         3,982          180          3,982
Lender Processing Services, Inc.ss. ............            80         2,356           50         1,472          130          3,828
Acxiom Corp. ...................................           463         3,755                                     463          3,755
Xilinx, Inc.ss. ................................                                      210         3,742          210          3,742
KLA-Tencor Corp. ...............................           141         3,072                                     141          3,072
ADC Telecommunications, Inc.* ..................           470         2,571                                     470          2,571
Microchip Technology, Inc.ss. ..................                                      130         2,539          130          2,539
ANSYS, Inc.*ss. ................................            60         1,673           20           558           80          2,231
Lexmark International, Inc.* ...................            80         2,152                                      80          2,152
Amphenol Corp.ss. ..............................            50         1,199           20           480           70          1,679
Trimble Navigation Ltd.*ss. ....................                                       70         1,513           70          1,513
Juniper Networks, Inc.*ss. .....................                                       80         1,401           80          1,401
CA, Inc.ss. ....................................                                       70         1,297           70          1,297
Corning, Inc. ..................................           130         1,239                                     130          1,239
Ciena Corp.*ss. ................................           121           811           50           335          171          1,146
Accenture Ltd. -- Class A ......................                                       30           984           30            984
Sohu.com, Inc.*ss. .............................                                       20           947           20            947
International Business Machines Corp.ss. .......                                       10           842           10            842
Metavante Technologies, Inc.*ss. ...............                                       40           644           40            644
NCR Corp.* .....................................             2            28           40           566           42            594
NeuStar, Inc.* .................................                                       30           574           30            574
Western Union Co.ss. ...........................                                       40           574           40            574
Salesforce.com, Inc.* ..........................                                        4           128            4            128
Lam Research Corp.* ............................             1            21                                       1             21





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

Total Information Technology ...................                     910,481                    319,841                   1,230,322

CONSUMER STAPLES 2.6%
UST, Inc.ss. ...................................         4,090       283,764                                   4,090        283,764
BJ's Wholesale Club, Inc.*ss. ..................         2,370        81,196        1,010        34,603        3,380        115,799
Alberto-Culver Co. .............................         2,690        65,932        1,110        27,206        3,800         93,138
Del Monte Foods Co. ............................         6,220        44,411        2,090        14,923        8,310         59,334
Church & Dwight Co., Inc.ss. ...................           740        41,529          240        13,469          980         54,998
Herbalife Ltd.ss. ..............................         1,520        32,954          800        17,344        2,320         50,298
Procter & Gamble Co.ss. ........................           400        24,728          410        25,346          810         50,074
PepsiAmericas, Inc.ss. .........................         1,480        30,133          800        16,288        2,280         46,421
Dr Pepper Snapple Group, Inc.*ss. ..............         1,400        22,750          910        14,787        2,310         37,537
Wal-Mart Stores, Inc.ss. .......................           300        16,818          310        17,379          610         34,197
Safeway, Inc. ..................................           760        18,065          400         9,508        1,160         27,573
SUPERVALU, INC. ................................         1,260        18,396          580         8,468        1,840         26,864
NBTY, Inc.*ss. .................................           960        15,024          620         9,703        1,580         24,727
Bunge Ltd.ss. ..................................           270        13,978          180         9,319          450         23,297
Reynolds American, Inc.ss. .....................           340        13,705          220         8,868          560         22,573
Pepsi Bottling Group, Inc.ss. ..................           560        12,606          440         9,904        1,000         22,510
Unilever NVss. .................................           430        10,556          450        11,047          880         21,603
Hansen Natural Corp.*ss. .......................           540        18,106           90         3,018          630         21,124
General Mills, Inc.ss. .........................            80         4,860          260        15,795          340         20,655
Costco Wholesale Corp.ss. ......................           100         5,250          270        14,175          370         19,425
Kraft Foods, Inc.ss. ...........................           330         8,860          380        10,203          710         19,063
Molson Coors Brewing Co. -- Class Bss. .........           170         8,316          190         9,295          360         17,611
Kimberly-Clark Corp.ss. ........................           160         8,438          160         8,438          320         16,876
Bare Escentuals, Inc.* .........................         2,380        12,447          710         3,713        3,090         16,160
CVS Caremark Corp.ss. ..........................           240         6,898          320         9,197          560         16,095
Coca-Cola Enterprises, Inc. ....................           660         7,940          350         4,210        1,010         12,150
Kroger Co.ss. ..................................           180         4,754          190         5,018          370          9,772
Kellogg Co.ss. .................................           100         4,385          100         4,385          200          8,770
Altria Group, Inc.ss. ..........................                                      503         7,575          503          7,575
Sysco Corp.ss. .................................           160         3,670          160         3,670          320          7,340
Cadbury PLC -- SP ADRss. .......................            90         3,210           90         3,210          180          6,420
Corn Products International, Inc.ss. ...........           130         3,751           90         2,597          220          6,348
H.J. Heinz Co.ss. ..............................            80         3,008           80         3,008          160          6,016
Walgreen Co. ...................................           200         4,934                                     200          4,934
Clorox Co. .....................................            10           556           40         2,222           50          2,778
Energizer Holdings, Inc.* ......................            50         2,707                                      50          2,707
Ruddick Corp.ss. ...............................            40         1,106           50         1,383           90          2,489
Casey's General Stores, Inc.ss. ................            50         1,139           50         1,139          100          2,278
Whole Foods Market, Inc. .......................           180         1,699           60           566          240          2,265
WD-40 Co.ss. ...................................            40         1,132           40         1,132           80          2,264
Winn-Dixie Stores, Inc.*ss. ....................            70         1,127           70         1,127          140          2,254
Archer-Daniels-Midland Co.ss. ..................             1            29           70         2,018           71          2,047
McCormick & Company., Inc.ss. ..................            31           988           30           956           61          1,944
United Natural Foods, Inc.*ss. .................            50           891           50           891          100          1,782
Hormel Foods Corp. .............................            30           932                                      30            932
Tyson Foods, Inc. -- Class A ...................            20           175                                      20            175



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



ConAgra Foods, Inc. ............................             2            33                                       2             33

Total Consumer Staples .........................                     867,886                    367,103                   1,234,989

INDUSTRIALS 2.4%
Republic Services, Inc.ss. .....................         6,844       169,663          150         3,718        6,994        173,381
Brink's Co.ss. .................................         2,880        77,414        1,440        38,707        4,320        116,121
Iron Mountain, Inc.* ...........................         2,771        68,527        1,702        42,090        4,473        110,617
Southwest Airlines Co. .........................         4,620        39,824        1,744        15,033        6,364         54,857
Alliant Techsystems, Inc.*ss. ..................           360        30,874          150        12,864          510         43,738
Hubbell, Inc. -- Class Bss. ....................           710        23,203          300         9,804        1,010         33,007
Ryder System, Inc.ss. ..........................           400        15,512          420        16,288          820         31,800
Trinity Industries, Inc.ss. ....................         1,250        19,700          630         9,929        1,880         29,629
Flowserve Corp.ss. .............................           340        17,510          170         8,755          510         26,265
Continental Airlines, Inc. -- Class B* .........           890        16,073          460         8,308        1,350         24,381
AMR Corp.* .....................................         1,530        16,325          560         5,975        2,090         22,300
SPX Corp.ss. ...................................           330        13,381          180         7,299          510         20,680
Timken Co.ss. ..................................           620        12,171          400         7,852        1,020         20,023
Valmont Industries, Inc.ss. ....................           200        12,272          120         7,363          320         19,635
Delta Air Lines, Inc.* .........................           730         8,366          800         9,168        1,530         17,534
United Rentals, Inc.* ..........................         1,331        12,139          540         4,925        1,871         17,064
Quanta Services, Inc.*ss. ......................           680        13,464          160         3,168          840         16,632
Norfolk Southern Corp.ss. ......................           230        10,359          130         6,116          360         16,475
Carlisle Companies, Inc.ss. ....................           510        10,557          270         5,589          780         16,146
McDermott International, Inc.*ss. ..............         1,030        10,176          470         4,644        1,500         14,820
Fluor Corp.ss. .................................           250        11,217           80         3,590          330         14,807
Deere & Co.ss. .................................           240         9,197          120         4,598          360         13,795
Manitowoc Co., Inc.ss. .........................         1,020         8,833          530         4,590        1,550         13,423
WESCO International, Inc.* .....................           480         9,230          210         4,038          690         13,268
Thomas & Betts Corporation* ....................           380         9,128          160         3,843          540         12,971
GATX Corp.ss. ..................................           230         7,123          180         5,575          410         12,698
Precision Castparts Corp.ss. ...................           170        10,112           40         2,379          210         12,491
Bucyrus International, Inc.ss. .................           440         8,149          200         3,704          640         11,853
UAL Corp.*ss. ..................................           530         5,841          470         5,179        1,000         11,020
Steelcase, Inc. -- Class Ass. ..................         1,180         6,632          770         4,327        1,950         10,959
General Cable Corp.*ss. ........................           420         7,430          160         2,830          580         10,260
Hertz Global Holdings, Inc.* ...................         1,420         7,199          540         2,738        1,960          9,937
Burlington Northern Santa Fe Corp.ss. ..........                                      120         9,085          120          9,085
JetBlue Airways Corp.* .........................           600         4,260          630         4,473        1,230          8,733
Terex Corp.* ...................................           320         5,542          140         2,425          460          7,967
Copa Holdings SAss. ............................           140         4,245          120         3,638          260          7,883
US Airways Group, Inc.* ........................           510         3,942          470         3,633          980          7,575
Manpower, Inc.ss. ..............................           140         4,759           80         2,719          220          7,478
Boeing Co. .....................................           140         5,974           20           853          160          6,827
Copart, Inc.*ss. ...............................                                      250         6,797          250          6,797
Northrop Grumman Corp.ss. ......................                                      150         6,756          150          6,756
SkyWest, Inc. ..................................           170         3,162          180         3,348          350          6,510
Alaska Air Group, Inc.* ........................           110         3,218          110         3,218          220          6,436
Avis Budget Group, Inc.* .......................         7,560         5,292        1,410           987        8,970          6,279
Allegiant Travel Co.* ..........................            60         2,914           60         2,914          120          5,828

Caterpillar, Inc.ss. ...........................            90         4,020           40         1,787          130          5,807
Kansas City Southern*ss. .......................           100         1,905          170         3,239          270          5,144
Union Pacific Corp.ss. .........................                                      100         4,780          100          4,780
W.W. Grainger, Inc.ss. .........................                                       60         4,730           60          4,730
AirTran Holdings, Inc.* ........................           480         2,131          500         2,220          980          4,351
Eaton Corp. ....................................            10           497           70         3,480           80          3,977
Gardner Denver, Inc.*ss. .......................                                      170         3,968          170          3,968
J.B. Hunt Transport Services, Inc.ss. ..........                                      150         3,940          150          3,940
Textron, Inc. ..................................           260         3,606           10           139          270          3,745
Foster Wheeler Ltd.*ss. ........................           110         2,572           40           935          150          3,507
Waste Management, Inc.ss. ......................                                      100         3,314          100          3,314
CSX Corp.ss. ...................................                                       80         2,598           80          2,598
Oshkosh  Corp. .................................           241         2,142           20           178          261          2,320
MSC Industrial Direct Co.ss. ...................                                       50         1,842           50          1,842
Kennametal, Inc.ss. ............................            50         1,110           30           666           80          1,776
Covanta Holding Corp.*ss. ......................                                       80         1,757           80          1,757
Pentair, Inc.ss. ...............................                                       60         1,420           60          1,420
Lennox International, Inc. .....................                                       40         1,292           40          1,292
Joy Global, Inc.ss. ............................                                       40           916           40            916
Kirby Corp.*ss. ................................            10           274           10           274           20            548
URS Corp.* .....................................                                       10           408           10            408
KBR, Inc.ss. ...................................             1            15           20           304           21            319
General Electric Co. ...........................            10           162                                      10            162
Spirit Aerosystems Holdings, Inc. -- Class A* ..            10           102                                      10            102
Stericycle, Inc.*ss. ...........................             1            52                                       1             52
Shaw Group, Inc.* ..............................             1            20                                       1             20

Total Industrials ..............................                     759,517                    370,019                   1,129,536

TELECOMMUNICATION SERVICES 1.7%
Embarq Corp.ss. ................................         9,650       347,014                                   9,650        347,014
Centennial Communications Corp.*ss. ............        13,920       112,195                                  13,920        112,195
MetroPCS Communications, Inc.*ss. ..............         3,570        53,014        1,830        27,175        5,400         80,189
Verizon Communications, Inc.ss. ................         1,000        33,900        1,090        36,951        2,090         70,851
AT&T, Inc.ss. ..................................           580        16,530          830        23,655        1,410         40,185
Qwest Communications International, Inc.ss. ....         7,130        25,953        3,880        14,123       11,010         40,076
American Tower Corp. -- Class A*ss. ............           860        25,215          340         9,969        1,200         35,184
U.S. Cellular Corp.*ss. ........................           300        12,972          280        12,107          580         25,079
Deutsche Telekom AG -- SP ADRss. ...............           600         9,180          630         9,639        1,230         18,819
NII Holdings, Inc. -- Class B* .................           350         6,363           50           909          400          7,272
Windstream Corp.ss. ............................           240         2,208          250         2,300          490          4,508
Tele Norte Leste Participacoes SA -- ADRss. ....           140         1,949          150         2,088          290          4,037
Frontier Communications Corp.ss. ...............           200         1,748          210         1,835          410          3,583
Leap Wireless International, Inc. -- Class B*ss.                                      100         2,689          100          2,689
tw telecom Inc.*ss. ............................           150         1,271          150         1,271          300          2,542
NTELOS Holdings Corp.ss. .......................            50         1,233           50         1,233          100          2,466
CenturyTel, Inc.ss. ............................                                       70         1,913           70          1,913

Cbeyond, Inc.*ss. ..............................            50           799           50           799          100          1,598
Global Crossing*ss. ............................            90           715          100           794          190          1,509
Iowa Telecommunications Services, Inc.ss. ......            50           714           50           714          100          1,428
Level 3 Communications, Inc.* ..................         1,400           980                                   1,400            980
Telephone & Data Systems, Inc. .................            10           318           10           318           20            636
Crown Castle International Corp.*ss. ...........                                       20           352           20            352

Total Telecommunication Services ...............                     654,271                    150,834                     805,105

MATERIALS 1.3%
Rohm & Haas Co.ss. .............................         3,910       241,599                                   3,910        241,599
Crown Holdings, Inc.*ss. .......................         2,580        49,536        1,070        20,544        3,650         70,080
Lubrizol Corp.ss. ..............................           740        26,929          350        12,737        1,090         39,666
AptarGroup, Inc.ss. ............................           680        23,963          280         9,867          960         33,830
Monsanto Co.ss. ................................           260        18,291          160        11,256          420         29,547
Airgas, Inc.ss. ................................           380        14,816          280        10,917          660         25,733
Alcoa, Inc.ss. .................................         1,450        16,327          620         6,981        2,070         23,308
CF Industries Holdings, Inc.ss. ................           270        13,273          150         7,374          420         20,647
AK Steel Holding Corp.ss. ......................         1,230        11,464          630         5,872        1,860         17,336
Ashland, Inc. ..................................         1,300        13,663          310         3,258        1,610         16,921
Nalco Holding Co.ss. ...........................           900        10,386          370         4,270        1,270         14,656
The Mosaic Co.ss. ..............................           280         9,688          140         4,844          420         14,532
International Paper Co.ss. .....................           550         6,490          360         4,248          910         10,738
Dow Chemical Co.ss. ............................           400         6,036          300         4,527          700         10,563
Allegheny Technologies, Inc.ss. ................           260         6,638          130         3,319          390          9,957
Reliance Steel & Aluminum Co.ss. ...............           270         5,384          220         4,387          490          9,771
Freeport-McMoRan Copper & Gold, Inc. ...........           260         6,354          120         2,933          380          9,287
Temple-Inland, Inc.ss. .........................         1,210         5,808          660         3,168        1,870          8,976
Huntsman Corp.ss. ..............................         2,450         8,428                                   2,450          8,428
Sonoco Products Co.ss. .........................                                      350         8,106          350          8,106
Albemarle Corp.ss. .............................           240         5,352          100         2,230          340          7,582
Praxair, Inc.ss. ...............................                                       90         5,342           90          5,342
Steel Dynamics, Inc.ss. ........................                                      150         1,677          150          1,677
United States Steel Corp.ss. ...................                                       40         1,488           40          1,488
Martin Marietta Materials, Inc.ss. .............                                       10           971           10            971
FMC Corp.ss. ...................................                                       20           895           20            895
PPG Industries, Inc.ss. ........................                                       20           849           20            849
Sealed Air Corp. ...............................                                       45           672           45            672
Southern Copper Corp.ss. .......................             1            16           20           321           21            337
Greif, Inc. -- Class Ass. ......................                                       10           334           10            334
Olympic Steel, Inc. ............................                                        1            20            1             20

Total Materials ................................                     500,441                    143,407                     643,848

ENERGY 1.2%
Precision Drilling Trust .......................         8,225        69,006                                   8,225         69,006
SEACOR Holdings, Inc.* .........................           500        33,325          390        25,993          890         59,318
ConocoPhillips .................................           490        25,382          320        16,576          810         41,958
ENSCO International, Inc. ......................         1,010        28,674          420        11,924        1,430         40,598
Cimarex Energy Co. .............................           640        17,139          460        12,319        1,100         29,458

Atwood Oceanics, Inc.* .........................         460        17,733          300        11,565          760         29,298
Noble Corp. ....................................         740        16,347          310         6,848        1,050         23,195
Superior Energy Services* ......................       1,000        15,930          430         6,850        1,430         22,780
Unit Corp.* ....................................         460        12,291          270         7,214          730         19,505
Valero Energy Corp. ............................         580        12,551          280         6,059          860         18,610
Patterson-UTI Energy, Inc. .....................         940        10,819          660         7,597        1,600         18,416
Atwood Oceanics, Inc.* .........................         640         9,779          340         5,195          980         14,974
Mariner Energy, Inc.* ..........................         800         8,160          520         5,304        1,320         13,464
Quicksilver Resources, Inc.* ...................       1,570         8,745          810         4,512        2,380         13,257
National-Oilwell Varco, Inc.* ..................         320         7,821          190         4,644          510         12,465
Rowan Companies, Inc. ..........................         520         8,268          250         3,975          770         12,243
Tesoro Corp. ...................................         610         8,034          170         2,239          780         10,273
FMC Technologies, Inc.* ........................         270         6,434          160         3,813          430         10,247
Marathon Oil Corp. .............................         220         6,019          140         3,830          360          9,849
Transocean Ltd.* ...............................         120         5,670           70         3,307          190          8,977
Helmerich & Payne, Inc. ........................         160         3,640          220         5,005          380          8,645
Chesapeake Energy Corp. ........................         230         3,719          300         4,851          530          8,570
Nabors Industries Ltd.* ........................         430         5,147          280         3,352          710          8,499
Key Energy Services, Inc.* .....................       1,360         5,998          550         2,425        1,910          8,423
Holly Corp. ....................................         320         5,834           70         1,276          390          7,110
Global Industries Ltd.* ........................       1,520         5,305          460         1,605        1,980          6,910
Williams Companies, Inc. .......................         270         3,910          110         1,593          380          5,503
Forest Oil Corp.* ..............................         210         3,463          110         1,814          320          5,277
Massey Energy Co. ..............................         210         2,896           90         1,241          300          4,137
Smith International, Inc. ......................         140         3,205           40           916          180          4,121
W&T Offshore, Inc. .............................         210         3,007           60           859          270          3,866
Hess Corp. .....................................                                     70         3,755           70          3,755
Helix Energy Solutions Group, Inc.* ............         380         2,751          110           796          490          3,547
EOG Resources, Inc. ............................                                     50         3,329           50          3,329
PetroHawk Energy Corp.* ........................                                    210         3,282          210          3,282
Tidewater, Inc. ................................                                     80         3,222           80          3,222
Cabot Oil & Gas Corp. ..........................                                    110         2,860          110          2,860
Patriot Coal Corp.* ............................         350         2,187           90           563          440          2,750
Murphy Oil Corp. ...............................          30         1,330           30         1,330           60          2,660
Noble Energy, Inc. .............................                                     50         2,461           50          2,461
Oil States International, Inc.* ................          10           187          120         2,243          130          2,430
Williams Companies, Inc. .......................                                     70         2,342           70          2,342
Frontier Oil Corp. .............................         180         2,273                                     180          2,273
Cameron International Corp.* ...................                                    110         2,255          110          2,255
Apache Corp. ...................................                                     30         2,236           30          2,236
Oceaneering International, Inc.* ...............          41         1,195           30           874           71          2,069
Pride International, Inc.* .....................          60           959           40           639          100          1,598
Chevron Corp. ..................................                                     20         1,479           20          1,479
Southwestern Energy Co.* .......................          30           869                                      30            869
XTO Energy, Inc. ...............................                                     20           705           20            705
Range Resources Corp. ..........................                                     20           688           20            688
Anadarko Petroleum Corp. .......................                                     40           648           40            648
Cheniere Energy, Inc.* .........................                                     50           143           50            143

Total Energy ...................................                   386,002                    210,551                     596,553

Total Common Stocks ............................                  11,406,855                  3,565,692                  14,972,547
(Cost $14,877,492)

EXCHANGE TRADED FUNDS  9.3%
iShares MSCI Emerging Markets Index Fund .......        19,690       491,659       23,480       586,296       43,170      1,077,955
iShares S&P GSCI Commodity Indexed Trust* ......        57,790     1,653,372                                  57,790      1,653,372
Liberty All Star Equity Fundss. ................        44,120       154,420       20,110        70,385       64,230        224,805
Eaton Vance Tax-Managed Buy-Write Income Fundss.        12,120       151,864        5,520        69,166       17,640        221,030
Eaton Vance Tax-Managed Buy-Write
Opportunities Fundss. ..........................        14,720       150,144        6,710        68,442       21,430        218,586
First Trust Enhanced Equity Income Fund, Inc.ss.        16,910       149,653        7,710        68,233       24,620        217,886
Nuveen Equity Premium and Growth Fundss. .......        13,940       149,576        6,350        68,135       20,290        217,711
Nuveen Core Equity Alpha Fundss. ...............        15,560       149,532        7,090        68,135       22,650        217,667
Nuveen Equity Premium Opportunity Fundss. ......        13,820       147,598        6,300        67,284       20,120        214,882
Vanguard Emerging Markets ETFss. ...............          5220       123,714        2,380        56,406        7,600        180,120

Total Exchange Traded Funds ....................                   3,321,532                  1,122,482                   4,444,014
(Cost $4,737,213)


                                                   Contracts                  Contracts                  Contracts
                                                   ---------                  ---------                  ---------
OPTIONS PURCHASED  0.2%
Put Options On: 0.1%
January 2009 S&P 500 Index Futures Contracts
Expiring January 2009 with strike price of 840 .          20        43,750           16        35,000           36         78,750
Total Put Options

Total Options Purchased ........................                    43,750                     35,000                      78,750
(Cost $198,137)

                                                        Face                       Face                       Face
                                                      Amount                     Amount                     Amount
                                                      ------                     ------                     ------
REPURCHASE AGREEMENTS+ 28.9%
Mizuho Financial Group, Inc. issued 12/31/08
at 0.01% due 01/02/09 ..........................   2,412,008     2,412,008    1,120,607     1,120,607    3,532,615      3,532,615
UBS Financial Services, Inc. issued 12/31/08
at 0.01% due 01/02/09 ..........................   2,412,008     2,412,008    1,120,607     1,120,607    3,532,615      3,532,615
Morgan Stanley issued 12/31/08 at 0.01% due
01/02/09 .......................................   2,412,008     2,412,008    1,120,607     1,120,607    3,532,615      3,532,615
Credit Suisse Group issued 12/31/08 at 0.03%
due 01/02/09 ...................................   2,177,016     2,177,016    1,011,431     1,011,431    3,188,447      3,188,447

Total Repurchase Agreements ....................                 9,413,040                  4,373,252                  13,786,292
(Cost $11,374,284)

Total Long Securities 69.7% ....................               24,185,177                  9,096,426                  33,281,603
(Cost $29,214,735)


                                                      Shares                     Shares                     Shares
                                                      ------                     ------                     ------
COMMON STOCKS SOLD SHORT (23.4)%
ENERGY (0.9)%
Cheniere Energy, Inc.* .........................         100         (285)                                     100          (285)
Southwestern Energy Co.* .......................                                     10         (290)           10          (290)
Foundation Coal Holdings, Inc. .................                                     60         (841)           60          (841)
Sunoco, Inc. ...................................                                     20         (869)           20          (869)
Walter Industries, Inc. ........................                                     50         (876)           50          (876)
Frontier Oil Corp. .............................                                     80       (1,010)           80        (1,010)
SandRidge Energy, Inc.* ........................          10          (62)          170       (1,046)          180        (1,108)
Southern Union Co. .............................                                    230       (2,999)          230        (2,999)
Hess Corp. .....................................          60       (3,218)                                      60        (3,218)
Arch Coal, Inc. ................................         160       (2,606)           60         (977)          220        (3,583)
BJ Services Co. ................................                                    310       (3,618)          310        (3,618)
Baker Hughes, Inc. .............................                                    130       (4,169)          130        (4,169)
Hercules Offshore, Inc.* .......................         600       (2,850)          340       (1,615)          940        (4,465)
Whiting Petroleum Corp.* .......................         170       (5,688)                                     170        (5,688)
Alpha Natural Resources, Inc.* .................         360       (5,828)                                     360        (5,828)
Diamond Offshore Drilling, Inc. ................          70       (4,126)           40       (2,358)          110        (6,484)
Range Resources Corp. ..........................         220       (7,566)                                     220        (7,566)
Schlumberger Ltd. ..............................         150       (6,350)           90       (3,810)          240       (10,160)
El Paso Corp. ..................................         940       (7,360)          380       (2,975)        1,320       (10,335)
Tetra Technologies, Inc.* ......................         500       (8,755)          420       (2,041)          920       (10,796)
Consol Energy, Inc. ............................         280       (8,002)          110       (3,144)          390       (11,146)
Encore Acquisition Co.* ........................         420      (10,718)           60       (1,531)          480       (12,249)
Denbury Resources, Inc.* .......................                                  1,350      (14,740)        1,350       (14,740)
CNX Gas Corp.* .................................         390      (10,647)          160       (4,368)          550       (15,015)
Exterran Holdings, Inc.* .......................         560      (11,928)          310       (6,603)          870       (18,531)
Continental Resources, Inc.* ...................         760      (15,740)          180       (3,728)          940       (19,468)
Teekay Corp. ...................................         670      (13,166)          410       (8,057)        1,080       (21,223)
IHS, Inc.* .....................................         380      (14,220)          220       (8,232)          600       (22,452)
Peabody Energy Corp. ...........................         700      (15,925)          290       (6,598)          990       (22,523)
Plains Exploration & Production Co.* ...........         900      (20,916)          330       (7,669)        1,230       (28,585)
Newfield Exploration Co.* ......................       1,200      (23,700)          490       (9,678)        1,690       (33,378)
Overseas Shipholding Group, Inc ................         670      (28,214)          180       (7,580)          850       (35,794)
PRECISION DRILLING TRUST .......................       8,745      (73,399)                                   8,745       (73,399)

Total Energy ...................................                 (301,269)                  (111,422)                   (412,691)

MATERIALS (1.1)%
SOUTHERN COPPER CORP ...........................           1          (16)                                       1           (16)
Olympic Steel, Inc. ............................                                      1          (20)            1           (20)
Smurfit-Stone Container Corp.* .................                                    960         (245)          960          (245)

Century Aluminum Co.* ..........................                                     30         (300)           30          (300)
Sealed Air Corp. ...............................                                     35         (523)           35          (523)
Louisiana-Pacific Corp. ........................       1,040       (1,622)          120         (187)        1,160        (1,809)
Titanium Metals Corp. ..........................                                    210       (1,850)          210        (1,850)
United States Steel Corp. ......................          50       (1,860)                                      50        (1,860)
Intrepid Potash, Inc.* .........................          10         (208)           90       (1,869)          100        (2,077)
Carpenter Technology Corp. .....................         100       (2,054)           30         (616)          130        (2,670)
Cliffs Natural Resources, Inc. .................         130       (3,329)           30         (768)          160        (4,097)
RPM International, Inc. ........................         330       (4,386)           30         (399)          360        (4,785)
FMC Corp. ......................................         120       (5,368)                                     120        (5,368)
Commercial Metals Co. ..........................         420       (4,985)           70         (831)          490        (5,816)
Ashland, Inc. ..................................         680       (7,147)                                     680        (7,147)
Sigma-Aldrich Corp. ............................         140       (5,914)           50       (2,112)          190        (8,026)
International Flavors & Fragrances, Inc. .......         180       (5,350)          100       (2,972)          280        (8,322)
Pactiv Corp.* ..................................                                    340       (8,459)          340        (8,459)
Nucor Corp. ....................................         210       (9,702)           20         (924)          230       (10,626)
Owens-Illinois, Inc.* ..........................         300       (8,199)          100       (2,733)          400       (10,932)
Bemis Co., Inc. ................................                                    480      (11,366)          480       (11,366)
Celanese Corp. .................................         710       (8,825)          240       (2,983)          950       (11,808)
Chemtura Corp. .................................       6,690       (9,366)        4,370       (6,118)       11,060       (15,484)
Westlake Chemical Corp. ........................         450       (7,331)          600       (9,774)        1,050       (17,105)
Valhi, Inc. ....................................       1,210      (12,947)          390       (4,173)        1,600       (17,120)
Eastman Chemical Co. ...........................         420      (13,318)          150       (4,757)          570       (18,075)
Cabot Corp. ....................................         820      (12,546)          370       (5,661)        1,190       (18,207)
Scotts Miracle-Gro Co. - Class A ...............         440      (13,077)          230       (6,836)          670       (19,913)
Eagle Materials, Inc. ..........................       1,000      (18,410)          450       (8,285)        1,450       (26,695)
Weyerhaeuser Co. ...............................       1,170      (35,814)          430      (13,162)        1,600       (48,976)
Ecolab, Inc. ...................................       1,030      (36,205)          600      (21,090)        1,630       (57,295)
VALSPAR CORP ...................................       3,110      (56,260)        1,000      (18,090)        4,110       (74,350)
Newmont Mining Corp. ...........................       1,650      (67,153)          750      (30,525)        2,400       (97,678)

Total Materials ................................                 (351,392)                  (167,628)                   (519,020)

TELECOMMUNICATION SERVICES (0.8)%
Level 3 Communications, Inc.* ..................                                    890         (623)          890          (623)
Sprint Nextel Corp.* ...........................       2,250       (4,118)        1,400       (2,562)        3,650        (6,680)
SBA Communications Corp. -- Class A* ...........       1,060      (17,299)          490       (7,997)        1,550       (25,296)
CENTURY TEL ENTERPRISES INC. ...................      12,630     (345,178)                                  12,630      (345,178)

Total Telecommunication Services ...............                 (366,595)                   (11,182)                   (377,777)

CONSUMER STAPLES (1.2)%
Tyson Foods, Inc. - Class A ....................                                     10          (88)           10           (88)
Central European Distribution Corp.* ...........                                     10         (197)           10          (197)
Rite Aid Corp.* ................................       1,060         (327)        2,770         (853)        3,830        (1,180)
Hormel Foods Corp. .............................                                     70       (2,176)           70        (2,176)
Walgreen Co. ...................................                                    250       (6,167)          250        (6,167)
Altria Group, Inc. .............................         470       (7,078)            3          (45)          473        (7,123)
Archer-Daniels-Midland Co. .....................         521      (15,020)                                     521       (15,020)

Coca-Cola Co. ..................................         270      (12,223)           80       (3,622)          350       (15,845)
Hershey Co. ....................................         280       (9,727)          510      (17,717)          790       (27,444)
Smithfield Foods, Inc.* ........................       1,340      (18,854)          650       (9,145)        1,990       (27,999)
Philip Morris International, Inc. ..............         490      (21,320)          180       (7,832)          670       (29,152)
Constellation Brands, Inc.  -- Class A* ........       1,140      (17,978)          870      (13,720)        2,010       (31,698)
Dean Foods Co.* ................................       1,280      (23,002)          750      (13,478)        2,030       (36,480)
Colgate-Palmolive Co. ..........................         480      (32,899)          260      (17,820)          740       (50,719)
Sara Lee Corp. .................................       4,480      (43,859)        2,230      (21,832)        6,710       (65,691)
CONAGRA FOODS, INC. ............................       3,052      (50,358)        1,100      (18,150)        4,152       (68,508)
Campbell Soup Co. ..............................       1,830      (54,918)          870      (26,109)        2,700       (81,027)
Avon Products, Inc. ............................       3,070      (73,804)        1,570      (37,727)        4,640      (111,531)

Total Consumer Staples .........................                 (381,367)                  (196,678)                   (578,045)

UTILITIES (1.5)%
PPL Corp. ......................................           1          (31)                                       1           (31)
PG&E Corp. .....................................                                      1          (39)            1           (39)
American Electric Power Co., Inc.                                                    10         (333)           10          (333)
Northeast Utilities System .....................                                     20         (481)           20          (481)
Consolidated Edison, Inc. ......................                                     30       (1,168)           30        (1,168)
Exelon Corp. ...................................                                     90       (5,005)           90        (5,005)
NiSource, Inc. .................................         500       (5,485)          180       (1,975)          680        (7,460)
Reliant Energy, Inc.* ..........................       1,183       (6,838)          170         (983)        1,353        (7,821)
CMS Energy Corp. ...............................                                    810       (8,189)          810        (8,189)
MDU Resources Group, Inc. ......................         340       (7,337)          130       (2,805)          470       (10,142)
NSTAR ..........................................         300      (10,947)                                     300       (10,947)
Allegheny Energy, Inc. .........................         220       (7,449)          200       (6,772)          420       (14,221)
Ameren Corp. ...................................         370      (12,306)          190       (6,319)          560       (18,625)
Dynegy, Inc. - Class A* ........................       8,500      (17,000)        3,660       (7,320)       12,160       (24,320)
Centerpoint Energy, Inc. .......................       2,120      (26,754)          670       (8,455)        2,790       (35,209)
Equitable Resources, Inc. ......................         831      (27,880)          300      (10,065)        1,131       (37,945)
OGE Energy Corp. ...............................       1,010      (26,038)          690      (17,788)        1,700       (43,826)
Duke Energy Corp. ..............................       3,330      (49,983)          700      (10,507)        4,030       (60,490)
Southern Co. ...................................       1,530      (56,610)          480      (17,760)        2,010       (74,370)
Xcel Energy, Inc. ..............................       3,410      (63,256)          980      (18,179)        4,390       (81,435)
Aqua America, Inc. .............................       2,770      (57,034)        1,950      (40,151)        4,720       (97,185)
Hawaiian Electric Industries, Inc. .............       6,210     (137,529)        2,250      (49,815)        8,460      (187,344)

Total Utilities ................................                 (512,477)                  (214,109)                   (726,586)

CONSUMER DISCRETIONARY (2.3)%
Harte-Hanks, Inc. ..............................                                     30         (187)           30          (187)
RadioShack Corp. ...............................                                     27         (322)           27          (322)
Jarden Corp.* ..................................                                     30         (345)           30          (345)
Chico's FAS, Inc.* .............................                                     90         (376)           90          (376)
Lowe's Companies, Inc. .........................                                     20         (430)           20          (430)
Ryland Group, Inc. .............................                                     30         (530)           30          (530)
Harley-Davidson, Inc. ..........................                                     40         (679)           40          (679)
Lamar Advertising Co. -- Class A* ..............                                     60         (753)           60          (753)

Warner Music Group Corp. .......................                                    260         (785)          260          (785)
DISH Network Corp. -- Class A* .................                                     80         (887)           80          (887)
Office Depot, Inc.* ............................          60         (179)          270         (805)          330          (984)
Harman International Industries, Inc. ..........                                     60       (1,004)           60        (1,004)
Starwood Hotels & Resorts Worldwide, Inc. ......                                     60       (1,074)           60        (1,074)
GameStop Corp.* ................................          50       (1,083)                                      50        (1,083)
American Eagle Outfitters, Inc. ................          90         (842)           30         (281)          120        (1,123)
Penn National Gaming Inc.* .....................                                     60       (1,283)           60        (1,283)
Coldwater Creek, Inc.* .........................         240         (684)          220         (627)          460        (1,311)
Orient-Express Hotels Ltd. -- Class A ..........                                    210       (1,609)          210        (1,609)
Boyd Gaming Corp. ..............................         120         (568)          240       (1,135)          360        (1,703)
Cooper Industries Ltd. -- Class A ..............                                     60       (1,754)           60        (1,754)
Signet Jewelers Ltd. ...........................         200       (1,734)          110         (954)          310        (2,688)
AutoNation, Inc.* ..............................         230       (2,272)           90         (889)          320        (3,161)
Fortune Brands, Inc. ...........................          60       (2,477)           20         (826)           80        (3,303)
DreamWorks Animation SKG, Inc.  -- Class A .....                                    143       (3,612)          143        (3,612)
Dollar Tree, Inc.* .............................          70       (2,926)           20         (836)           90        (3,762)
MDC Holdings, Inc. .............................         130       (3,939)                                     130        (3,939)
Wynn Resorts Ltd.* .............................          80       (3,381)           30       (1,268)          110        (4,649)
Pool Corp. .....................................                                    300       (5,391)          300        (5,391)
EW Scripps Co. -- Class A ......................       1,690       (3,735)        1,170       (2,586)        2,860        (6,321)
Interpublic Group of Companies, Inc.* ..........       1,020       (4,039)          590       (2,336)        1,610        (6,375)
Virgin Media, Inc. .............................         810       (4,042)          490       (2,445)        1,300        (6,487)
Macy's, Inc. ...................................         490       (5,071)          200       (2,070)          690        (7,141)
Scientific Games Corp. -- Class A* .............         260       (4,560)          150       (2,631)          410        (7,191)
Wyndham Worldwide Corp. ........................         850       (5,567)          550       (3,602)        1,400        (9,169)
Apollo Group, Inc. -- Class A* .................         120       (9,194)                                     120        (9,194)
Liz Claiborne, Inc. ............................       2,260       (5,876)        1,300       (3,380)        3,560        (9,256)
International Game Technology ..................         590       (7,015)          220       (2,616)          810        (9,631)
Carmax, Inc.* ..................................         910       (7,171)          360       (2,837)        1,270       (10,008)
LKQ Corp.* .....................................         590       (6,879)          340       (3,964)          930       (10,843)
Las Vegas Sands Corp.* .........................       1,240       (7,353)          630       (3,736)        1,870       (11,089)
Lennar Corp.  -- Class A .......................         890       (7,716)          400       (3,468)        1,290       (11,184)
Jones Apparel Group, Inc. ......................       1,350       (7,911)          570       (3,340)        1,920       (11,251)
Brinker International, Inc. ....................         780       (8,221)          350       (3,689)        1,130       (11,910)
Marriott International, Inc. -- Class A ........         480       (9,336)          280       (5,446)          760       (14,782)
Nike, Inc. -- Class B ..........................         210      (10,710)           90       (4,590)          300       (15,300)
Coach, Inc.* ...................................         480       (9,970)          280       (5,816)          760       (15,786)
Kohl's Corp.* ..................................         330      (11,946)          120       (4,344)          450       (16,290)
Federal-Mogul Corp.* ...........................       2,850      (12,056)        1,050       (4,441)        3,900       (16,497)
Panera Bread Co. -- Class A* ...................         250      (13,060)           70       (3,657)          320       (16,717)
Morningstar, Inc.* .............................         300      (10,650)          180       (6,390)          480       (17,040)
Strayer Education, Inc. ........................          50      (10,720)           30       (6,432)           80       (17,152)
Starbucks Corp.* ...............................       1,110      (10,501)          830       (7,852)        1,940       (18,353)
Mattel, Inc. ...................................         890      (14,240)          330       (5,280)        1,220       (19,520)
Hearst-Argyle Television, Inc. .................       2,680      (16,241)          850       (5,151)        3,530       (21,392)
Goodyear Tire & Rubber Co.* ....................       2,730      (16,298)          910       (5,433)        3,640       (21,731)
Yum! Brands, Inc. ..............................         470      (14,805)          220       (6,930)          690       (21,735)
Eastman Kodak Co. ..............................       2,550      (16,779)        1,110       (7,304)        3,660       (24,083)
Thor Industries, Inc. ..........................       1,360      (17,925)          500       (6,590)        1,860       (24,515)

Tim Hortons, Inc. ..............................         570      (16,439)          330       (9,517)          900       (25,956)
WABCO Holdings, Inc. ...........................       1,130      (17,843)          540       (8,527)        1,670       (26,370)
Saks, Inc.* ....................................       4,850      (21,243)        2,150       (9,417)        7,000       (30,660)
NVR, Inc.* .....................................          50      (22,813)           20       (9,125)           70       (31,938)
Cablevision Systems Corp. -- Class A ...........       1,430      (24,081)          590       (9,936)        2,020       (34,017)
Home Depot, Inc. ...............................       1,330      (30,617)          490      (11,280)        1,820       (41,897)
Choice Hotels International, Inc. ..............         950      (28,557)          560      (16,834)        1,510       (45,391)
Scripps Networks Interactive, Inc. - Class A ...       1,360      (29,920)          790      (17,380)        2,150       (47,300)
Pulte Homes, Inc. ..............................       3,750      (40,988)        1,450      (15,848)        5,200       (56,836)
McDonald's Corp. ...............................         900      (55,971)          380      (23,632)        1,280       (79,603)
H&R Block, Inc. ................................       2,950      (67,024)        1,000      (22,720)        3,950       (89,744)
Toll Brothers, Inc.* ...........................       3,600      (77,156)        1,310      (28,073)        4,910      (105,229)

Total Consumer Discretionary ...................                 (742,324)                  (339,287)                 (1,081,611)

HEALTH CARE (2.7)%
Lincare Holdings Inc. ..........................                                      1          (27)            1           (27)
UnitedHealth Group, Inc. .......................                                      2          (53)            2           (53)
King Pharmaceuticals, Inc. .....................                                      7          (74)            7           (74)
Celgene Corp. ..................................                                      4         (221)            4          (221)
Brookdale Senior Living Inc. ...................                                     40         (223)           40          (223)
PerkinElmer, Inc. ..............................                                     40         (556)           40          (556)
Idexx Laboratories, Inc.* ......................                                     20         (722)           20          (722)
WellCare Health Plans, Inc.* ...................                                    110       (1,415)          110        (1,415)
Sepracor, Inc.* ................................                                    140       (1,537)          140        (1,537)
Omnicare, Inc. .................................                                     60       (1,666)           60        (1,666)
Cerner Corp.* ..................................                                     60       (2,307)           60        (2,307)
Mylan, Inc.* ...................................                                    240       (2,374)          240        (2,374)
Waters Corp.* ..................................                                     80       (2,932)           80        (2,932)
VCA Antech, Inc.* ..............................                                    180       (3,578)          180        (3,578)
Pfizer, Inc. ...................................         240       (4,250)                                     240        (4,250)
IMS HEALTH INC. - CLASS B ......................                                    330       (5,003)          330        (5,003)
PDL BioPharma, Inc. ............................         850       (5,253)          480       (2,966)        1,330        (8,219)
Hologic, Inc.* .................................         350       (4,574)          310       (4,052)          660        (8,626)
Health Management Associates, Inc.  -- Class A*        3,620       (6,480)        2,180       (3,902)        5,800       (10,382)
Schering-Plough Corp. ..........................         490       (8,345)          370       (6,301)          860       (14,646)
Amylin Pharmaceuticals, Inc.* ..................         840       (9,114)          670       (7,269)        1,510       (16,383)
Express Scripts, Inc.* .........................         270      (14,845)          100       (5,498)          370       (20,343)
Tenet Healthcare Corp.* ........................      12,500      (14,375)        5,830       (6,704)       18,330       (21,079)
Advanced Medical Optics, Inc.* .................       2,240      (14,806)        1,190       (7,866)        3,430       (22,672)
CooperCompanies, Inc. ..........................         940      (15,416)          580       (9,512)        1,520       (24,928)
Edwards Lifesciences Corp.* ....................         420      (23,079)           80       (4,396)          500       (27,475)
Hospira, Inc.* .................................         890      (23,870)          330       (8,851)        1,220       (32,721)
Stryker Corp. ..................................         570      (22,771)          330      (13,184)          900       (35,955)
BioMarin Pharmaceuticals, Inc.* ................       1,481      (26,362)          580      (10,324)        2,061       (36,686)
Teleflex, Inc. .................................         550      (27,555)          200      (10,020)          750       (37,575)
LIFE TECHNOLOGIES CORP* ........................       1,704      (39,720)          170       (3,963)        1,874       (43,683)
Boston Scientific Corp.* .......................       4,420      (34,211)        2,200      (17,028)        6,620       (51,239)
Gilead Sciences, Inc.* .........................         780      (39,889)          230      (11,762)        1,010       (51,651)

Merck & Company, Inc. ..........................       1,180      (35,872)          520      (15,808)        1,700       (51,680)
Techne Corp. ...................................         640      (41,293)          240      (15,485)          880       (56,778)
Watson Pharmaceuticals, Inc.* ..................       1,810      (48,092)          330       (8,768)        2,140       (56,860)
Illumina, Inc.* ................................       1,640      (42,722)          730      (19,017)        2,370       (61,739)
HLTH Corp.* ....................................       5,600      (58,576)        2,070      (21,652)        7,670       (80,228)
Allergan, Inc. .................................       1,400      (56,448)          600      (24,192)        2,000       (80,640)
Genzyme Corp.* .................................       1,170      (77,653)          350      (23,230)        1,520      (100,883)
Cephalon, Inc.* ................................       1,040      (80,122)          350      (26,964)        1,390      (107,086)
Teva Pharmaceutical Industries Ltd. - SP ADR ...       2,540     (108,169)                                   2,540      (108,169)
Covidien Ltd. ..................................       2,210      (80,090)          810      (29,354)        3,020      (109,444)

Total Health Care ..............................                 (963,952)                  (340,756)                 (1,304,708)

INFORMATION TECHNOLOGY (2.8)%
Xerox Corp. ....................................                                      7          (56)            7           (56)
ADC Telecommunications, Inc.* ..................                                     11          (70)           11           (70)
Convergys Corp. ................................                                     15          (96)           15           (96)
Western Union Co. ..............................          10         (143)                                      10          (143)
Teradyne, Inc.* ................................                                     10         (148)           10          (148)
VeriFone Holdings, Inc.* .......................                                     50         (245)           50          (245)
Lexmark International, Inc. - Class A* .........                                     10         (269)           10          (269)
Sanmina-SCI Corp.* .............................                                    760         (357)          760          (357)
F5 Networks, Inc.* .............................                                     20         (457)           20          (457)
Autodesk, Inc.* ................................                                     30         (589)           30          (589)
ON Semiconductor Corp.* ........................                                    210         (714)          210          (714)
DST Systems, Inc.* .............................                                     20         (760)           20          (760)
VMware, Inc.* ..................................                                     40         (948)           40          (948)
Kla-Tencor Corp. ...............................                                     50       (1,089)           50        (1,089)
Yahoo!, Inc.* ..................................                                     90       (1,098)           90        (1,098)
Equinix, Inc.* .................................          20       (1,064)           10         (532)           30        (1,596)
Unisys Corp.* ..................................                                  2,110       (1,793)        2,110        (1,793)
MoneyGram International, Inc.* .................       1,250       (1,262)          620         (626)        1,870        (1,888)
Corning, Inc. ..................................                                    210       (2,001)          210        (2,001)
JDS Uniphase Corp.* ............................                                    570       (2,080)          570        (2,080)
Dell, Inc.* ....................................                                    220       (2,253)          220        (2,253)
Advanced Micro Devices, Inc.* ..................                                  1,220       (2,635)        1,220        (2,635)
Marvell Technology Group Ltd.* .................                                    420       (2,801)          420        (2,801)
Acxiom Corp. ...................................         243       (1,971)          120         (973)          363        (2,944)
eBay, Inc.* ....................................                                    230       (3,211)          230        (3,211)
NetApp, Inc.* ..................................                                    410       (5,728)          410        (5,728)
Cognizant Technology Solutions Corp. -- Class A*         200       (3,612)          150       (2,709)          350        (6,321)
Riverbed Technology, Inc.* .....................         320       (3,645)          250       (2,848)          570        (6,493)
Sohu.com, Inc.* ................................         170       (8,048)                                     170        (8,048)
Juniper Networks, Inc.* ........................         500       (8,755)                                     500        (8,755)
Google, Inc. -- Class A* .......................          20       (6,153)           10       (3,077)           30        (9,230)
LAM RESEARCH CORP.* ............................         371       (7,895)          140       (2,979)          511       (10,874)
Nuance Communications, Inc.* ...................         530       (5,491)          620       (6,423)        1,150       (11,914)

Mastercard, Inc. ...............................          70      (10,005)           20       (2,859)           90       (12,864)
Salesforce.com, Inc.* ..........................         230       (7,362)          184       (5,890)          414       (13,252)
Total System Services, Inc. ....................         710       (9,940)          250       (3,500)          960       (13,440)
Adobe Systems, Inc.* ...........................         350       (7,451)          320       (6,813)          670       (14,264)
Teradyne, Inc.* ................................       2,550      (10,761)        1,090       (4,600)        3,640       (15,361)
Brocade Communications Systems, Inc.* ..........       4,110      (11,508)        1,520       (4,256)        5,630       (15,764)
NCR Corp.* .....................................       1,162      (16,431)                                   1,162       (16,431)
Akamai Technologies, Inc.* .....................         972      (14,667)          498       (7,515)        1,470       (22,182)
Motorola, Inc. .................................       3,120      (13,822)        1,960       (8,683)        5,080       (22,505)
Mettler Toledo International, Inc.* ............         220      (14,828)          130       (8,762)          350       (23,590)
Novell, Inc.* ..................................       4,550      (17,699)        1,680       (6,535)        6,230       (24,234)
AVX Corp. ......................................       2,350      (18,659)          870       (6,908)        3,220       (25,567)
Tech Data Corp.* ...............................       1,250      (22,300)          260       (4,638)        1,510       (26,938)
Broadcom Corp. -- Class A* .....................       1,160      (19,685)          430       (7,297)        1,590       (26,982)
Integrated Device Technology, Inc.* ............       3,430      (19,242)        1,490       (8,359)        4,920       (27,601)
Cree, Inc.* ....................................       1,380      (21,901)          360       (5,713)        1,740       (27,614)
Rambus, Inc.* ..................................       1,080      (17,194)          670      (10,666)        1,750       (27,860)
VeriSign, Inc.* ................................       1,220      (23,278)          440       (8,395)        1,660       (31,673)
Tyco Electronics Ltd. ..........................       1,550      (25,125)          610       (9,888)        2,160       (35,013)
International Rectifier Corp.* .................       1,730      (23,355)          880      (11,880)        2,610       (35,235)
LSI Logic Corp.* ...............................       7,160      (23,556)        3,720      (12,239)       10,880       (35,795)
Dolby Laboratories, Inc. -- Class A* ...........         810      (26,536)          390      (12,776)        1,200       (39,312)
Flir Systems, Inc.* ............................       1,040      (31,907)          320       (9,818)        1,360       (41,725)
Visa, Inc. .....................................         570      (29,896)          240      (12,588)          810       (42,484)
IAC/InterActiveCorp* ...........................       2,180      (34,291)          870      (13,685)        3,050       (47,976)
Electronic Arts, Inc.* .........................       2,050      (32,882)        1,050      (16,842)        3,100       (49,724)
Paychex, Inc. ..................................       1,320      (34,690)          770      (20,236)        2,090       (54,926)
Tellabs, Inc.*                                        10,080      (41,530)        4,060      (16,727)       14,140       (58,257)
Hewitt Associates, Inc. -- Class A* ............       1,570      (44,557)          490      (13,906)        2,060       (58,463)
Altera Corp. ...................................       3,670      (61,326)        1,200      (20,052)        4,870       (81,378)
Diebold, Inc. ..................................       2,560      (71,910)          750      (21,068)        3,310       (92,978)
SAIC, Inc. .....................................       3,920      (76,362)        1,020      (19,870)        4,940       (96,232)
Atmel Corp. ....................................      26,920      (84,296)        5,320      (16,652)       32,240      (100,948)

Total Information Technology ...................                 (966,991)                  (389,181)                 (1,356,172)

INDUSTRIALS (3.1)%
KBR INC                                                    1          (15)                                       1           (15)
General Dynamics Corp. .........................                                     11         (577)           11          (577)
Southwest Airlines Co. .........................                                     74         (638)           74          (638)
Weatherford International Ltd.* ................                                     60         (649)           60          (649)
Joy Global, Inc. ...............................          30         (687)                                      30          (687)
Goodrich Corp. .................................                                     30       (1,111)           30        (1,111)
BE Aerospace, Inc.* ............................                                    150       (1,153)          150        (1,153)
Graco, Inc. ....................................                                     80       (1,898)           80        (1,898)
HNI Corp. ......................................                                    130       (2,059)          130        (2,059)
Harsco Corp. ...................................                                     80       (2,214)           80        (2,214)
Spirit Aerosystems Holdings, Inc. -- Class A* ..                                    220       (2,237)          220        (2,237)
Rockwell Automation, Inc. ......................                                     90       (2,902)           90        (2,902)

General Electric Co. ...........................                                    180       (2,916)          180        (2,916)
Crane Co. ......................................                                    170       (2,931)          170        (2,931)
Cintas Corp. ...................................                                    130       (3,020)          130        (3,020)
Corrections Corp. of America* ..................                                    200       (3,272)          200        (3,272)
Danaher Corp. ..................................          50       (2,831)           20       (1,132)           70        (3,963)
Pall Corp. .....................................         100       (2,843)           60       (1,706)          160        (4,549)
Ingersoll-Rand Co.  -- Class A .................         150       (2,603)          130       (2,255)          280        (4,858)
Robert Half International, Inc. ................                                    240       (4,997)          240        (4,997)
Norfolk Southern Corp. .........................         160       (7,528)                                     160        (7,528)
Masco Corp. ....................................         530       (5,899)          370       (4,118)          900       (10,017)
Shaw Group Inc.* ...............................         411       (8,413)          140       (2,866)          551       (11,279)
PACCAR, Inc. ...................................         300       (8,580)          110       (3,146)          410       (11,726)
AGCO Corp.* ....................................         410       (9,672)          130       (3,067)          540       (12,739)
Ametek, Inc. ...................................         310       (9,365)          120       (3,625)          430       (12,990)
Armstrong World Industries, Inc ................         600      (12,972)           30         (649)          630       (13,621)
Waste Management, Inc. .........................         420      (13,919)                                     420       (13,919)
CSX Corp. ......................................         430      (13,962)                                     430       (13,962)
USG Corp.* .....................................       1,170       (9,407)          610       (4,904)        1,780       (14,311)
Cummins, Inc. ..................................         450      (12,029)           90       (2,406)          540       (14,435)
Corporate Executive Board Co. ..................         420       (9,265)          270       (5,956)          690       (15,221)
Monster Worldwide, Inc.* .......................         790       (9,551)          510       (6,166)        1,300       (15,717)
Tyco International Ltd. ........................         560      (12,096)          330       (7,128)          890       (19,224)
FTI Consulting, Inc.* ..........................         310      (13,851)          160       (7,149)          470       (21,000)
Jacobs Engineering Group, Inc.* ................         300      (14,430)          140       (6,734)          440       (21,164)
DONALDSON COMPANY INC. .........................         400      (13,460)          230       (7,740)          630       (21,200)
Rockwell Collins, Inc. .........................         360      (14,072)          230       (8,991)          590       (23,063)
First Solar, Inc.* .............................         130      (17,935)           70       (9,657)          200       (27,592)
Sunpower Corp.* ................................         550      (20,350)          270       (9,990)          820       (30,340)
Con-way, Inc. ..................................         930      (24,738)          310       (8,246)        1,240       (32,984)
UTi Worldwide, Inc. ............................       1,680      (24,091)          730      (10,468)        2,410       (34,559)
Expeditors International of Washington, Inc. ...         760      (25,285)          420      (13,973)        1,180       (39,258)
Fastenal Co. ...................................         770      (26,835)          380      (13,243)        1,150       (40,078)
Avery Dennison Corp. ...........................         910      (29,784)          340      (11,128)        1,250       (40,912)
FedEx Corp. ....................................         510      (32,717)          240      (15,396)          750       (48,113)
Owens Corning, Inc.* ...........................       2,130      (36,849)          900      (15,570)        3,030       (52,419)
CH Robinson Worldwide, Inc. ....................         850      (46,776)          310      (17,059)        1,160       (63,835)
Stericycle, Inc.* ..............................       1,091      (56,819)          370      (19,270)        1,461       (76,089)
Dun & Bradstreet Corp. .........................         680      (52,496)          390      (30,108)        1,070       (82,604)
Landstar System, Inc. ..........................       1,760      (67,637)          720      (27,670)        2,480       (95,307)
Pitney Bowes, Inc. .............................       3,390      (86,377)        1,360      (34,653)        4,750      (121,030)
Republic Services, Inc. ........................       6,844     (169,663)                                   6,844      (169,663)
United Parcel Service, Inc. -- Class B .........       2,480     (136,795)        1,100      (60,676)        3,580      (197,471)

Total Industrials ..............................               (1,062,597)                  (409,419)                 (1,472,016)

FINANCIALS (7.0)%
Taubman Centers, Inc. ..........................                                     10         (254)           10          (254)
CapitalSource, Inc. ............................                                     60         (277)           60          (277)
TD Ameritrade Holding Corp.* ...................                                     30         (427)           30          (427)
XL Capital .....................................                                    170         (629)          170          (629)

Legg Mason, Inc. ...............................                                     40         (876)           40          (876)
MBIA, Inc.* ....................................                                    230         (936)          230          (936)
SEI Investments Co. ............................                                     60         (943)           60          (943)
AMB Property Corp. .............................                                     50       (1,171)           50        (1,171)
Duke Realty Corp. ..............................                                    110       (1,206)          110        (1,206)
Whitney Holding Corp. ..........................                                     90       (1,439)           90        (1,439)
American Express Co. ...........................                                     80       (1,484)           80        (1,484)
MGIC Investment Corp. ..........................                                    480       (1,670)          480        (1,670)
GLG Partners, Inc. .............................                                    800       (1,816)          800        (1,816)
Jefferies Group, Inc. ..........................                                    130       (1,828)          130        (1,828)
Liberty Property Trust .........................                                    100       (2,283)          100        (2,283)
East West Bancorp, Inc. ........................                                    150       (2,395)          150        (2,395)
AvalonBay Communities, Inc. ....................                                     40       (2,423)           40        (2,423)
Northern Trust Corp. ...........................          40       (2,086)           10         (521)           50        (2,607)
Colonial BancGroup, Inc. .......................         840       (1,739)          560       (1,159)        1,400        (2,898)
Marshall & Ilsley Corp. ........................                                    230       (3,137)          230        (3,137)
HRPT Properties Trust ..........................         750       (2,527)          230         (775)          980        (3,302)
Unitrin, Inc. ..................................         180       (2,869)           50         (797)          230        (3,666)
Kimco Realty Corp. .............................         190       (3,473)          110       (2,011)          300        (5,484)
Nasdaq OMX Group* ..............................         190       (4,695)           60       (1,483)          250        (6,178)
Old Republic International Corp. ...............         350       (4,172)          190       (2,265)          540        (6,437)
MSCI, Inc. - Class A* ..........................         150       (2,664)          220       (3,907)          370        (6,571)
Health Care REIT, Inc. .........................         110       (4,642)           60       (2,532)          170        (7,174)
Kilroy Realty Corp. ............................         140       (4,684)           80       (2,677)          220        (7,361)
BRE Properties, Inc. ...........................         150       (4,197)          140       (3,917)          290        (8,114)
Zions Bancorporation ...........................         200       (4,902)          180       (4,412)          380        (9,314)
T Rowe Price Group, Inc. .......................         230       (8,151)           40       (1,418)          270        (9,569)
Forest City Enterprises, Inc.  -- Class A ......         870       (5,829)          560       (3,752)        1,430        (9,581)
E*Trade Financial Corp.* .......................       6,110       (7,026)        3,020       (3,473)        9,130       (10,499)
Leucadia National Corp.* .......................         400       (7,920)          160       (3,168)          560       (11,088)
Keycorp ........................................         890       (7,583)          420       (3,578)        1,310       (11,161)
First Citizens BancShares/NC, Inc. -- Class A ..          60       (9,168)           20       (3,056)           80       (12,224)
US Bancorp .....................................         360       (9,004)          130       (3,251)          490       (12,255)
Citigroup, Inc. ................................       1,250       (8,387)          600       (4,026)        1,850       (12,413)
Endurance Specialty Holdings Ltd. ..............         410      (12,517)           10         (305)          420       (12,822)
UDR, Inc. ......................................         590       (8,136)          340       (4,689)          930       (12,825)
MF Global Ltd.* ................................       4,380       (8,935)        2,010       (4,100)        6,390       (13,035)
Brandywine Realty Trust ........................       1,280       (9,869)          690       (5,320)        1,970       (15,189)
Allied Capital Corp. ...........................       3,510       (9,442)        2,140       (5,757)        5,650       (15,199)
Student Loan Corp. .............................         260      (10,660)          140       (5,740)          400       (16,400)
Eaton Vance Corp. ..............................         591      (12,417)          210       (4,412)          801       (16,829)
Morgan Stanley .................................         690      (11,068)          370       (5,935)        1,060       (17,003)
Regency Centers Corp. ..........................         250      (11,675)          150       (7,005)          400       (18,680)
Cullen/Frost Bankers, Inc. .....................         310      (15,711)           70       (3,548)          380       (19,259)
Moody's Corp. ..................................         520      (10,447)          440       (8,840)          960       (19,287)
Public Storage .................................         130      (10,335)          120       (9,540)          250       (19,875)
Camden Property Trust ..........................         520      (16,297)          190       (5,955)          710       (22,252)
First Horizon National Corp. ...................       1,410      (14,905)          700       (7,399)        2,110       (22,304)
Equity Residential .............................         480      (14,314)          280       (8,350)          760       (22,664)
Conseco, Inc.* .................................       3,010      (15,592)        1,600       (8,288)        4,610       (23,880)

Popular, Inc. ..................................       3,040      (15,686)        1,590       (8,204)        4,630       (23,890)
Fifth Third Bancorp ............................       2,110      (17,429)        1,110       (9,169)        3,220       (26,598)
St Joe Co.* ....................................         720      (17,510)          390       (9,485)        1,110       (26,995)
Synovus Financial Corp. ........................       2,530      (20,999)          940       (7,802)        3,470       (28,801)
Huntington Bancshares, Inc. ....................       2,540      (19,456)        1,260       (9,652)        3,800       (29,108)
Plum Creek Timber Co., Inc. ....................         750      (26,055)          110       (3,821)          860       (29,876)
Capitol Federal Financial ......................         450      (20,520)          210       (9,576)          660       (30,096)
Essex Property Trust, Inc. .....................         260      (19,955)          150      (11,512)          410       (31,467)
Simon Property Group, Inc. .....................         380      (20,189)          220      (11,689)          600       (31,878)
SLM Corp.* .....................................       2,380      (21,182)        1,270      (11,303)        3,650       (32,485)
First American Corp. ...........................         860      (24,845)          320       (9,245)        1,180       (34,090)
Franklin Resources, Inc. .......................         350      (22,323)          210      (13,394)          560       (35,717)
Ventas, Inc. ...................................         680      (22,828)          400      (13,428)        1,080       (36,256)
New York Community Bancorp, Inc. ...............       2,370      (28,345)          880      (10,525)        3,250       (38,870)
Fidelity National Financial, Inc -- Class A ....       1,700      (30,175)          630      (11,182)        2,330       (41,357)
Brown & Brown, Inc. ............................       1,270      (26,543)          920      (19,228)        2,190       (45,771)
Federal Realty Investment Trust ................         600      (37,248)          350      (21,728)          950       (58,976)
Hudson City Bancorp, Inc. ......................       2,960      (47,242)        1,380      (22,025)        4,340       (69,267)
Lazard  Ltd. -- Class A ........................       1,640      (48,774)          700      (20,818)        2,340       (69,592)
Digital Realty Trust, Inc. .....................       1,700      (55,845)          700      (22,995)        2,400       (78,840)
Marsh & McLennan Companies, Inc. ...............       4,980     (120,865)        2,170      (52,666)        7,150      (173,531)
TFS FINANCIAL CORP .............................       9,631     (124,240)        4,360      (56,244)       13,991      (180,484)
Tower Group, Inc. ..............................       6,420     (181,108)                                   6,420      (181,108)
M&T Bank Corp. .................................       2,810     (161,322)          420      (24,112)        3,230      (185,434)
WELLS FARGO & CO (NEW) .........................      10,300     (303,644)           60       (1,769)       10,360      (305,413)
Bank of America Corp. ..........................      21,659     (304,959)          760      (10,701)       22,419      (315,660)
PNC Financial Services Group, Inc. .............       6,650     (325,850)          420      (20,580)        7,070      (346,430)
BANCO SANTANDER CEN-SPON ADR ...................      39,169     (371,732)                                  39,169      (371,732)

TOTAL FINANCIALS ...............................               (2,734,907)                  (595,408)                 (3,330,315)

TOTAL COMMON STOCKS SOLD SHORT .................               (8,383,871)                (2,775,070)                (11,158,941)
(Proceeds $11,621,627)

                                                   CONTRACTS                  CONTRACTS                  CONTRACTS
                                                   ---------                  ---------                  ---------
OPTIONS WRITTEN
(0.6)%
Call Options On: (0.8)%
Constellation Energy Group Expiring January
2009 with strike price of 25 ...................          70     (7,000)                                         70     (7,000)
January 2009 S&P 500 Index Futures Contracts
Expiring January 2009 with strike price of 880 .          20   (200,000)              16  (160,000)              36   (360,000)
TOTAL CALL OPTIONS

TOTAL OPTIONS WRITTEN ..........................               (207,000)                  (160,000)                   (367,000)
(Premiums Received $387,310)

OTHER ASSETS IN EXCESS OF LIABILITIES - 54.4% ..              17,427,388                 8,548,997                  25,976,385

NET ASSETS - 100.0% ............................              33,021,694                 14,710,353                 47,732,047

                                                              UNREALIZED                 UNREALIZED                 UNREALIZED
                                                   CONTRACTS GAIN (LOSS)     CONTRACTS  GAIN (LOSS)     CONTRACTS  GAIN (LOSS)
                                                   --------- -----------     ---------  -----------     ---------  -----------
CURRENCY FUTURES CONTRACTS PURCHASED
March 2009 Australian Dollar Futures Contracts
(Aggregate Market Value of Contracts $494,620) ....        7      36,068                                        7      36,068
March 2009 New Zealand Dollar Futures Contracts
(Aggregate Market Value of Contracts $409,080) ....        7      34,318                                        7      34,318
March 2009 British Pound Currency Futures
Contracts
(Aggregate Market Value of Contracts $364,225) ....        4      (4,210)                                       4       (4,210)

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$1,267,925) .......................................               66,176                                               66,176

FUTURES CONTRACTS PURCHASED
March 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts
$10,535,850) ......................................      113      84,905           121       91,661           234     176,566
March 2009 S&P MidCap 400 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts
$2,992,080) .......................................       34      74,802            22       49,124            56     123,926
March 2009 Russell 2000 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts
$13,754,700) ......................................       53      68,442            26       27,000            79      95,442
March 2009 Nikkei 225 Futures Contracts
(Aggregate Market Value of Contracts
$1,701,075) .......................................       21      62,537            16       47,647            37     110,184
March 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts
$2,388,573) .......................................       45      56,217            36       44,974            81     101,191

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$31,372,278)                                                     346,903                    260,406                   607,309

CURRENCY FUTURES CONTRACTS SOLD SHORT
March 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts
$6,982,750) .......................................       85      297,781                                      85     297,781
March 2009 Japanese Yen Futures Contracts
(Aggregate Market Value of Contracts ..............        4      (7,310)                                       4      (7,310)
$552,050)

March 2009 Canadian Dollar Currency Futures
Contracts
(Aggregate Market Value of Contracts $492,840) ....        6     (17,955)                                       6      (17,955)
March 2009 Swiss Franc Futures Contracts
(Aggregate Market Value of Contracts $469,750) ....        4     (53,311)                                       4      (53,311)

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$8,497,390) .......................................              219,205                                               219,205

Futures Contracts Sold Short
March 2009 Dow Jones EURO STOXX 50 Index
Futures Contracts
(Aggregate Market Value of Contracts $563,677) ....       10     (30,355)            6      (18,213)           16      (48,568)

*   Non-Income Producing Security.
+   Repurchase Agreements -- See Note 6.
ss. All or a portion of this security is pledged as short security collateral at December 31, 2008.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.

            Pro Forma Statement of Assets and Liabilities (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                        Strategies Fund December 31, 2008

                                                      MULTI-HEDGE           HEDGED
                                                       STRATEGIES           EQUITY          PRO FORMA         PRO FORMA
 ASSETS                                                      FUND             FUND        ADJUSTMENTS          COMBINED
                                                      -----------      -----------        -----------       -----------
 Investment Securities ...................            $14,772,137      $ 4,723,174                          $19,495,311

 Repurchase Agreements ...................              9,413,040        4,373,252                           13,786,292
                                                      -----------      -----------        -----------       -----------

 Total Investments .......................             24,185,177        9,096,426                           33,281,603

 Segregated Cash with Broker .............              2,757,386        2,864,697                            5,622,083

 Cash                                                     111,484          117,527                              229,011
 Deposits with Brokers for
  Securities Sold Short ..................             10,092,024        3,374,616                           13,466,640
 Variation Margin on Futures Contracts ...                 91,231          119,326                              210,557
 Receivable for Securities Sold ..........              6,757,692        2,828,731                            9,586,423
 Receivable for Fund Shares Sold .........                 49,393                -                               49,393
 Investment Income Receivable ............                 19,464            9,847                               29,311
                                                      -----------      -----------        -----------       -----------
 TOTAL ASSETS ............................             44,063,851       18,411,170                 -         62,475,021
                                                      -----------      -----------        -----------       -----------


 LIABILITIES

 Short Sales at Market Value .............              8,383,871        2,775,070                           11,158,941

 Written Options at Market Value .........                207,000          160,000                              367,000
 Payable for Securities Purchased ........              2,403,670          712,446                            3,116,116

 Payable for Fund Shares Redeemed ........                    359           32,672                               33,031

 Investment Advisory Fees Payable ........                 33,366           14,795                               48,161

 Short Sales Dividends Payable ...........                 13,891            5,834                               19,725

 TOTAL LIABILITIES .......................             11,042,157        3,700,817                  -        14,742,974
                                                      -----------      -----------        -----------       -----------
 NET ASSETS ..............................            $33,021,694      $14,710,353                  -       $47,732,047
                                                      -----------      -----------        -----------       -----------

 NET ASSETS CONSIST OF
 Paid-In Capital .........................            $40,996,275      $18,261,426                          $59,257,701
 Undistributed Net Investment Income
  (Loss) .................................                413,645          119,261                              532,906
 Accumulated Net Realized Gain (Loss) on
  Investments ............................             (9,119,492)      (3,948,655)                         (13,068,147)
 Net Unrealized Appreciation
 (Depreciation) on Investments ...........                731,266          278,321                            1,009,587
                                                      -----------      -----------        -----------       -----------
 NET ASSETS ..............................            $33,021,694      $14,710,353                          $47,732,047
                                                      -----------      -----------        -----------       -----------
 SHARES OUTSTANDING* .....................              1,574,513          766,681            (65,274)        2,275,920
                                                      -----------      -----------        -----------       -----------
 NET ASSET VALUES ........................                 $20.97           $19.19                               $20.97
                                                      -----------      -----------        -----------       -----------
Cost of Investments ......................            $24,461,868       $9,137,266                          $33,599,134
Proceeds from Short Sales ................              8,778,328        2,843,299                           11,621,627
Premiums Received for Written Options ....                218,571          168,739                              387,310

* Shares of Hedged Equity Fund are exchanged for new shares of Multi-Hedge Strategies Fund, to be established upon consummation of the merger.


                  Pro Forma Statement of Operations (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                  Strategies Fund Year Ended December 31, 2008

                                                      MULTI-HEDGE           HEDGED
                                                       STRATEGIES           EQUITY          PRO FORMA         PRO FORMA
 ASSETS                                                      FUND             FUND        ADJUSTMENTS          COMBINED
                                                      -----------      -----------        -----------       -----------
Interest .................................               $418,687         $113,188                  -       $   531,875
Income from Securities Lending, net ......                 14,284            3,286                  -            17,570
Dividends, Net of Foreign Tax Withheld ...                424,786          129,767                  -           554,553
                                                      -----------      -----------        -----------       -----------
Total Income .............................                857,757          246,241                  -         1,103,998

EXPENSES

Investment Advisory Fees .................                397,139          117,181                  -           514,320
Short Sales Dividend Expense .............                229,327           81,259                  -           310,586

Miscellaneous ............................                      -            1,460                                1,460
                                                      -----------      -----------        -----------       -----------
Total Expenses ...........................                626,466          199,900                  -           826,366
                                                      -----------      -----------        -----------       -----------
Net Investment Income (Loss) .............                231,291           46,341                  -           277,632

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net Realized Gain (Loss) on:

 Investment Securities ...................             (7,608,538)      (1,906,705)                          (9,515,243)

 Currency Index Swaps ....................               (206,451)               -                             (206,451)

 Futures Contracts .......................             (7,785,068)      (3,530,268)                         (11,315,336)

 Securities Sold Short ...................              6,741,743        1,852,657                            8,594,400

 Written Options .........................              1,640,894          798,828                            2,439,722
                                                      -----------      -----------        -----------       -----------
 Total Net Realized Gain (Loss) ..........             (7,217,420)      (2,785,488)                 -       (10,002,908)
                                                      -----------      -----------        -----------       -----------
 Net Change in Unrealized Appreciation
 (Depreciation) on:

 Investment Securities ...................             (1,372,006)        (411,529)                          (1,783,535)

 Currency Index Swaps ....................                 11,668                -                               11,668

 Futures Contracts .......................                760,043          270,127                            1,030,170

 Securities Sold Short ...................                214,955          (28,234)                             186,721
                                                      -----------      -----------        -----------       -----------
 Net Change in Unrealized Appreciation
 (Depreciation) ..........................               (385,340)        (169,636)                 -          (554,976)
                                                      -----------      -----------        -----------       -----------
 Net Gain (Loss) on Investments ..........             (7,602,760)      (2,955,124)                 -       (10,557,884)
                                                      -----------      -----------        -----------       -----------
 Net Increase (Decrease) in Net Assets from
 Operations ..............................             (7,371,469)      (2,908,783)                 -       (10,280,252)
                                                      -----------      -----------        -----------       -----------
 Rebate Income on Proceeds for Securities Sold           $130,463          $56,176                             $186,639
 Short, included in Interest
 Foreign Tax Withheld ........................                 90              505                                 595



Notes to the Unaudited Pro Forma Combined Financial Statements
December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of Multi-Hedge Strategies Fund (the "Fund"), to insurance companies for their variable annuity and variable life insurance contracts. At December 31, 2008, the Trust consisted of fifty-five separate series.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.

BASIS OF  COMBINATION

The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Hedged Equity Fund ("Target Fund"), a series of the Trust, by the Multi-Hedge Strategies Fund as if such acquisition had taken place as of January 1, 2008.

Under the terms of the Plan of Reorganization, the combination of the Hedged Equity Fund and the Absolute Return Strategies Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Hedged Equity Fund in exchange for shares of the Multi-Hedge Strategies Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Hedged Equity Fund and the Multi-Hedge Strategies Fund have been combined as of and for the year ended December 31, 2008. Following the acquisition, the Multi-Hedge Strategies Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Multi-Hedge Strategies Fund and the Hedged Equity Fund included in their respective annual reports dated December 31, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Hedged Equity Fund by the Multi-Hedge Strategies Fund had taken place as of January 1, 2008.


SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.

A. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.

Listed options held by the Fund are valued at the Official Settlement Price listed by the exchange. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Fund are valued using the average bid price obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Fund is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Open-ended investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Fund may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Fund may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

H. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Fund may utilize short sales and a variety of derivative instruments, including options, futures and options on futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of short sales, options, futures and options on futures, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of short sales, options, futures contracts, and options on futures contracts, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. CALL OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2008, were as follows:

                                                     MULTI-HEDGE STRATEGIES
                                                              FUND              HEDGED EQUITY FUND        PRO FORMA COMBINED
                                                    ------------------------- ------------------------ -------------------------
                                                       NUMBER                     NUMBER                    NUMBER
                                                           OF       PREMIUMS          OF     PREMIUMS           OF       PREMIUMS
                                                    CONTRACTS       RECEIVED   CONTRACTS     RECEIVED     CONTRACTS      RECEIVED
------------------------------------------------ -- ----------- ------------- ----------- ------------ ----------- -------------
Options outstanding at December 31, 2007                   --        $    --          --      $    --           --        $    --

Options written                                          1,989     3,737,356         636    1,822,094       2,625     5,559,450
Options terminated in closing purchase
transactions                                             (882)   (2,583,863)       (178)  (1,145,901)     (1,060)   (3,729,764)
Options expired                                          (767)     (880,741)       (202)    (469,054)       (969)   (1,349,795)
Options exercised                                        (250)      (54,180)       (240)     (38,400)       (490)      (92,580)
------------------------------------------------ -- ----------- ------------- ----------- ------------ ----------- -------------
Options outstanding at December 31, 2008                    90   $ 218,572            16   $  218,572         106   $   387,311

4. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Hedged Equity Fund, as of December 31, 2008, divided by the net asset value per share of the shares of Multi-Hedge Strategies Fund as of December 31, 2008. The pro forma number of shares outstanding, for the combined fund consists of the following at December 31, 2008:

                                                                            ADDITIONAL
                                          SHARES OF MULTI-HEDGE         SHARES ASSUMED       TOTAL OUTSTANDING
                                                STRATEGIES FUND              ISSUED IN              SHARE POST-
                                                PRE-COMBINATION         REORGANIZATION              COMBINATION
----------------------------------- ---------------------------- ---------------------- ------------------------
 SHARES OUTSTANDING                                1,574,513              7 01,407                   2,275,920
----------------------------------- ---------------------------- ---------------------- ------------------------


5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Fund pays Rydex Investments investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Fund.

As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Fund based on relative net assets. Any of these expenses allocated to the Fund are paid by Rydex Investments, as previously noted.

CERTAIN OFFICERS AND TRUSTEES OF THE TRUST ARE ALSO OFFICERS OF RYDEX
INVESTMENTS.

6. FEDERAL INCOME TAX INFORMATION

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

At December 31, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                     TAX                    TAX                    NET
                                                              UNREALIZED             UNREALIZED             UNREALIZED
FUND                                              TAX COST          GAIN                   LOSS                  LOSS
----------------------------------------- ----------------- ------------- ---------------------- ---------------------
Multi-Hedge Strategies Fund                    $27,054,962             -           $(2,869,785)          $(2,869,785)
Hedged Equity Fund                               9,924,411             -              (827,985)             (827,985)
Pro Forma Combined                              36,979,373             -            (3,697,770)           (3,697,770)


7. REPURCHASE AGREEMENTS

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund's custodian and is evaluated to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. The Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding at December 31, 2008, were as follows:

COUNTERPARTY                            TERMS OF AGREEMENT          FACE VALUE      MARKET VALUE      REPURCHASE PRICE
---------------------------------- ------------------------ ------------------- ----------------- ---------------------
Credit Suisse Group                  0.03% due 01/02/09            $49,841,465       $49,841,465           $49,841,548
Mizuho Financial Group, Inc.         0.02% due 01/02/09             45,000,000        45,000,000            45,000,050
Morgan Stanley                       0.01% due 01/02/09             45,000,000        45,000,000            45,000,025
UBS Financial Services               0.01% due 01/02/09             45,000,000        45,000,000            45,000,025
---------------------------------- ------------------------ ------------------- ----------------- ---------------------
                                                                                    $184,841,465          $184,841,648
---------------------------------- ------------------------ ------------------- ----------------- ---------------------

At December 31, 2008, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                      MATURITY DATES            RANGE OF RATES           PAR VALUE           MARKET VALUE
---------------------------- ---------------------------- --------------------- ---------------- ----------------------
U.S. Treasury Notes              08/31/09 - 08/15/18        1.500% - 5.125%         $69,022,000          $  76,858,108
U.S. Treasury Bill                    05/07/09                     --                 45,906,500             45,900,073
U.S. TIP Bond                         01/15/26                   2.000%              43,599,000             45,900,318
U.S. TIP Note                         01/15/10                   4.250%              15,365,000             19,837,560
U.S. Treasury Bond               02/15/19 - 05/15/30        6.250% - 8.875%              31,000                 47,724
---------------------------- ---------------------------- --------------------- ---------------- ----------------------
                                                                                                        $  188,543,783
---------------------------- ---------------------------- --------------------- ---------------- ----------------------

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

8. PORTFOLIO SECURITIES LOANED

During the year ended December 31, 2008, the Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of December 31, 2008, the Funds had ceased participation in securities lending.


E. MISCELLANEOUS

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The audited financial statements and financial highlights of the Funds for the year ended December 31, 2008, incorporated into this SAI, have been audited by Ernst & Young LLP, the Funds' independent registered public accounting firm, to the extent indicated in their report thereon which is included in the Annual Reports. The audited financial statements and financial highlights for prior years were audited by a predecessor independent registered public accounting firm.